As filed with the Securities and Exchange Commission on June 1, 2011

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway

New York, NY 10018

(Address of principal executive offices)          (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:    212-830-5200

Date of fiscal year end:        March 31

Date of reporting period:      March 31, 2011

Item 1: Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	ANNUAL REPORT MARCH 31, 2011

Daily Income Fund
Table of Contents

SHAREHOLDER LETTER	3

EXPENSE CHART	4

SCHEDULE OF INVESTMENTS

Daily Income Fund Money Market Portfolio	7

Daily Income Fund
Shareholder Letter

Dear Shareholder:

While the equity markets have improved over the past year, the level of cash accumulated by both retail and institutional investors suggests a hesitancy to take this “safe money” off the sidelines in favor of other longer-term investments. The surplus of cash in the short-term fixed income markets, including money market mutual funds, continues to grow despite a challenging rate environment, emphasizing investors’ disdain toward market risk, real or perceived. Perhaps the highest profile means to help allay investor concerns regarding risk is the heightened focus on money market mutual fund reform that has taken center stage by way of the President’s Working Group on Financial Markets. The proposals from this Working Group are aimed at creating viable solutions to reform, and avoiding situations that threaten a money fund’s ability to provide liquidity when needed.

It is clear that the scrutiny money funds are facing validates their importance to both businesses and individuals alike. We believe it will also place a renewed focus on what we have practiced in our funds since our inception in 1974, which is that the bias toward safety and liquidity over yield must be paramount. This tenet is the cornerstone of Reich & Tang’s investment philosophy and has served our clients and shareholders well historically and even more so since the credit crisis began in September 2008.

Our goals of safety and capital preservation, as well as our careful approach to risk management are driven by our belief that thorough, fundamental credit analysis is critical to the continued success of our company. Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.globalam.natixis.com.

The effects from the financial crisis still linger. We are pleased to demonstrate, however, that our tested, uncompromising commitment to the highest standards in liquidity and short-term cash management has proven successful in 2010 and has us positioned well for the upcoming fiscal year. We find comfort in knowing that the guidelines the President’s Working Group on Financial Markets are looking to put in place are the principles that we have been practicing for nearly 40 years.

Thank you for your trust in Reich & Tang. We welcome any questions you may have about our funds or any of the investments within our portfolios.

Sincerely,

Michael P. Lydon

President

Expense Chart For The Six Months Ended March 31, 2011 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”) & Pinnacle Class Shares (“Pinnacle Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.40	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26	0.25%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%

Short Term Income Shares Class Shares (“Short Term Income Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.30	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.55	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.56	0.31%

Expense Chart For The Six Months Ended March 31, 2011 (Unaudited) (Continued)

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”) & Pinnacle Class Shares (“Pinnacle Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06	0.21%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06	0.21%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06	0.21%

Short Term Income Shares Class Shares (“Short Term Income Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06	0.21%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06	0.21%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26	0.25%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.41	0.28%

Expense Chart For The Six Months Ended March 31, 2011 (Unaudited) (Continued)

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.80	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26	0.25%

Short Term Income Shares Class Shares (“Short Term Income Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.99	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02	0.40%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.99	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02	0.40%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77	0.35%

DAILY INCOME FUND RNT NATIXIS LIQUID PRIME PORTFOLIO

Treasurer Class Shares (“Treasurer Shares”)	Beginning Account Value 12/01/10	Ending Account Value 3/31/2011	Expenses Paid During the Period **	Annualized Expense Ratio **
Actual	$1,000.00	$1,000.50	$0.20	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	$0.20	0.06%

Liquidity Class Shares (“Liquidity Shares”)	Beginning Account Value 11/30/10	Ending Account Value 3/31/2011	Expenses Paid During the Period***	Annualized Expense Ratio***
Actual	$1,000.00	$1,000.50	$0.27	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.44	$0.27	0.08%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (October 1, 2010 through March 31, 2011), multiplied by 182/365 (to reflect the most recent fiscal half-year).
**	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (December 1, 2010 (inception date) through March 31, 2011), multiplied by 121/365.
***	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (November 30, 2010 (inception date) through March 30, 2011), multiplied by 121/365.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2011

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (9.93%) (1)

$100,000,000	Anglesea Funding LLC	04/04/11	0.34%	$99,997,167

85,000,000	Anglesea Funding LLC	04/08/11	0.33	84,994,545

50,000,000	Chesham Finance LLC	04/01/11	0.30	50,000,000

150,000,000	Chesham Finance LLC	04/04/11	0.40	149,995,000

385,000,000	Total Asset Backed Commercial Paper			384,986,712

COMMERCIAL PAPER (7.74%)

$100,000,000	Intesa Funding LLC	04/25/11	0.41%	$99,972,667

100,000,000	Intesa Funding LLC	04/29/11	0.35	99,972,778

100,000,000	Santander Commercial Paper, S.A. Unipersonal	04/12/11	0.44	99,986,555

300,000,000	Total Commercial Paper			299,932,000

EURODOLLAR CERTIFICATES OF DEPOSIT (7.61%)

$100,000,000	Credit Industrial et Commercial	05/03/11	0.37%	$100,000,444

195,000,000	National Australia Bank	05/09/11	0.31	195,001,028

295,000,000	Total Eurodollar Certificates of Deposit			295,001,472

FOREIGN COMMERCIAL PAPER (1.29%)

$50,000,000	Danske Corporation	04/06/11	0.32%	$49,997,778

50,000,000	Total Foreign Commercial Paper			49,997,778

LETTER OF CREDIT COMMERCIAL PAPER (2.55%)

$99,000,000	Louis Dreyfus Corporation LOC Calyon	04/01/11	0.23%	$99,000,000

99,000,000	Total Letter of Credit Commercial Paper			99,000,000

TIME DEPOSIT (27.03%)

$125,000,000	BNP Paribas	04/01/11	0.08%	$125,000,000

58,000,000	Canadian Imperial Bank of Commerce	04/01/11	0.09	58,000,000

190,000,000	Citibank, N.A.	04/01/11	0.13	190,000,000

190,000,000	Commerzbank A.G.	04/01/11	0.08	190,000,000

190,000,000	National Bank of Canada	04/01/11	0.13	190,000,000

150,000,000	Royal Bank of Canada	04/01/11	0.09	150,000,000

145,000,000	Union Bank of Switzerland	04/01/11	0.08	145,000,000

1,048,000,000	Total Time Deposit			1,048,000,000

VARIABLE RATE DEMAND INSTRUMENTS (1.12%) (2)

$700,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.40%	$700,000

870,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.36	870,000

2,580,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.36	2,580,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2011 (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (2) (CONTINUED)

$12,085,000	Delos, LLC – Series 2007A LOC Banco Santander	03/01/37	0.36%	$12,085,000

2,710,000	Healtheum, LLC – Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.37	2,710,000

700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.25	700,000

1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.36	1,800,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.35	2,500,000

5,160,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.26	5,160,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.61	6,900,000

7,380,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.60	7,380,000

43,385,000	Total Variable Rate Demand Instruments			43,385,000

YANKEE CERTIFICATES OF DEPOSIT (42.56%)

$100,000,000	Canadian Imperial Bank of Commerce (3)	11/28/11	0.29%	$100,000,000

75,000,000	Credit Agricole CIB	05/10/11	0.34	75,000,000

190,000,000	Deutsche Bank AG	05/25/11	0.31	190,002,843

101,000,000	Dexia Credit Local de France	05/09/11	0.52	101,000,000

75,000,000	Dexia Credit Local de France	05/31/11	0.50	75,000,000

50,000,000	KBC Bank N.V.	04/01/11	0.48	50,000,000

50,000,000	KBC Bank N.V.	04/29/11	0.49	50,000,388

148,300,000	Landesbank Hessen-Thueringen Girozentrale	05/16/11	0.35	148,301,852

17,000,000	Landesbank Hessen-Thueringen Girozentrale	06/27/11	0.33	17,000,410

100,000,000	Rabobank Nederland	05/31/11	0.29	100,000,000

150,000,000	Skandinav Enskilda Banken NY	04/19/11	0.34	150,000,000

45,000,000	Skandinav Enskilda Banken NY	08/02/11	0.42	45,004,589

100,000,000	Societe Generale	04/29/11	0.22	100,013,192

93,200,000	Sumitomo Mitsui Banking Corporation	04/12/11	0.25	93,200,000

50,000,000	Sumitomo Mitsui Banking Corporation	04/14/11	0.25	50,000,000

47,000,000	Svenska Handelsbanken	06/22/11	0.26	47,001,603

61,500,000	Svenska Handelsbanken	04/29/11	0.29	61,500,955

56,000,000	Svenska Handelsbanken	06/29/11	0.26	56,001,383

141,000,000	UniCredit Bank AG	04/04/11	0.36	141,000,118

1,650,000,000	Total Yankee Certificates of Deposit			1,650,027,333

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2011 (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

U.S. GOVERNMENT MEDIUM TERM NOTES (0.11%)

$4,251,889	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.27%	$4,251,889

4,251,889	Total U.S. Government Medium Term Notes			4,251,889

	Total Investments (99.94%) (cost $3,874,582,184†)			3,874,582,184
	Cash and Other Assets, net of Liabilities (0.06%)			2,174,155

	Net Assets (100.00%)			$3,876,756,339

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $384,986,712, which represented 9.93% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.04%.

KEY

IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$2,725,268,031	70.34%
31 through 60 Days	809,306,168	20.89
61 through 90 Days	295,003,396	7.61
91 through 120 Days	-0-	-0-
121 through 180 Days	45,004,589	1.16
Over 180 Days	-0-	-0-
Total	$3,874,582,184	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments March 31, 2011

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

REPURCHASE AGREEMENTS (78.14%)

$122,000,000	Banc of America Securities, LLC, purchased on 03/31/11, repurchase proceeds at maturity $122,000,339 (Collateralized by $1,737,959,074, GNMA, 0.761% to 6.737%, due 05/16/34 to 01/20/61, value $124,440,000)	04/01/11	0.10%	$122,000,000

90,000,000	BNP Paribas, LLC, purchased on 03/31/11, repurchase proceeds at maturity $90,000,225 (Collateralized by $196,775,659, GNMA, 4.500% to 5.500%, due 05/15/34 to 03/15/41, value $91,800,000)	04/01/11	0.09	90,000,000

240,000,000	Bank of New York Mellon, purchased on 03/31/11, repurchase proceeds at maturity $240,001,067 (Collateralized by $244,355,485 GNMA, 0.000% to 6.500%, due 10/20/25 to 03/20/41, value $244,800,000)	04/01/11	0.16	240,000,000

240,000,000	Goldman Sachs, purchased on 03/31/11, repurchase proceeds at maturity $240,000,867 (Collateralized by $236,443,960, GNMA 3.000% to 4.500%, due 04/20/39 to 12/16/40, value $244,800,000)	04/01/11	0.13	240,000,000

130,000,000	JPMorgan Chase & Co., purchased on 03/31/11, repurchase proceeds at maturity $130,000,397 (Collateralized by $308,047,882, GNMA, 2.625% to 4.000%, due 05/20/34 to 02/20/40, value $132,603,956)	04/01/11	0.11	130,000,000

822,000,000	Total Repurchase Agreements			822,000,000

U.S. GOVERNMENT OBLIGATIONS (21.82%)

$19,000,000	U.S. Treasury Bill	09/22/11	0.25%	$18,977,271

15,000,000	U.S. Treasury Bill	09/22/11	0.25	14,982,237

10,000,000	U.S. Treasury Bill	11/17/11	0.28	9,982,431

20,000,000	U.S. Treasury Bill	02/09/12	0.30	19,947,231

30,000,000	U.S. Treasury Note	06/30/11	0.30	30,060,763

25,000,000	U.S. Treasury Note	07/31/11	0.31	25,057,282

10,000,000	U.S. Treasury Note	09/30/11	0.24	10,037,657

10,000,000	U.S. Treasury Note	09/30/11	0.25	10,037,440

20,000,000	U.S. Treasury Note	10/31/11	0.25	20,087,187

40,000,000	U.S. Treasury Note	10/31/11	0.28	40,166,406

20,000,000	U.S. Treasury Note	12/15/11	0.32	20,113,904

10,000,000	U.S. Treasury Note	01/31/12	0.31	10,047,400

229,000,000	Total U.S. Government Obligations			229,497,209

	Total Investments (99.96%) (cost $1,051,497,209†)			1,051,497,209
	Cash and Other Assets, net of Liabilities (0.04%)			458,495

	Net Assets (100.00%)			$1,051,955,704

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY

GNMA	= Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments March 31, 2011 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$822,000,000	78.17%
31 through 60 Days	-0-	-0-
61 through 90 Days	-0-	-0-
91 through 120 Days	30,060,763	2.86
121 through 180 Days	59,016,790	5.61
Over 180 Days	140,419,656	13.36
Total	$1,051,497,209	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2011

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (10.00%) (1)

$30,000,000	Straight-A-Funding LLC	04/01/11	0.25%	$30,000,000

30,000,000	Straight-A-Funding LLC	04/06/11	0.21	29,999,125

60,000,000	Straight-A-Funding LLC	04/14/11	0.25	59,994,583

120,000,000	Total Asset Backed Commercial Paper			119,993,708

FLOATING RATE SECURITIES (20.22%)

$50,000,000	Federal Agricultural Mortgage Corporation	04/19/11	0.18%	$50,000,000

50,000,000	Federal Agricultural Mortgage Corporation	06/20/11	0.30	50,000,000

30,000,000	Federal Agricultural Mortgage Corporation	08/01/11	0.28	30,000,000

25,000,000	Federal Agricultural Mortgage Corporation	08/05/11	0.18	25,000,000

20,000,000	Federal Agricultural Mortgage Corporation	10/03/11	0.19	20,000,000

25,000,000	Federal Agricultural Mortgage Corporation	01/25/12	0.23	25,000,000

2,810,118	Overseas Private Investment Corporation	07/20/11	0.58	2,810,118

10,000,000	Overseas Private Investment Corporation	06/15/17	0.22	10,000,000

30,000,000	Overseas Private Investment Corporation	12/15/19	0.22	30,000,000

242,810,118	Total Floating Rate Securities			242,810,118

LOAN PARTICIPATIONS (4.58%)

$15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	05/09/11	0.45%	$15,000,000

15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	05/09/11	0.45	15,000,000

25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	05/19/11	0.45	25,000,000

55,000,000	Total Loan Participations			55,000,000

REPURCHASE AGREEMENTS (45.31%)

$150,000,000	Annaly Capital Management, Inc., LLC, purchased on 03/31/11, repurchase proceeds at maturity $150,001,292 (Collateralized by $367,026,707, FNMA, 2.293% to 7.000%, due 06/01/14 to 07/01/50, value $86,203,177, FHLMC, 0.816% to 6.115%, due 04/15/32 to 04/01/38, value $71,296,823)	04/01/11	0.31%	$150,000,000

30,000,000	BNP Paribas, purchased on 03/31/11, repurchase proceeds at maturity $30,000,075 (Collateralized by $49,515,664, GNMA, 4.000% to 5.500%, due 05/20/35 to 02/20/41, value $30,600,000)	04/01/11	0.09	30,000,000

9,000,000	Banc of America Securities, LLC, purchased on 03/31/11, repurchase proceeds at maturity $9,000,025 (Collateralized by $9,827,588, GNMA, 3.700% to 5.000%, due 02/20/40 to 02/15/46, value $9,180,001)	04/01/11	0.10	9,000,000

94,000,000	Bank of New York Mellon, purchased on 03/31/11, repurchase proceeds at maturity $94,000,418 (Collateralized by $91,678,084, GNMA, 4.500% to 5.000%, due 02/20/41 to 03/20/41, value $95,880,001)	04/01/11	0.16	94,000,000

206,000,000	Bank of New York Mellon, purchased on 03/31/11, repurchase proceeds at maturity $206,001,488 (Collateralized by $366,143,526, FHLMC, 3.500% to 6.500%, due 10/01/12 to 03/01/41, value $55,972,833, FNMA, 3.000% to 6.500%, 02/01/13 to 03/01/41, value $153,385,667, GNMA, 4.500% to 6.500%, due 01/15/24 to 06/20/39, value $761,500)	04/01/11	0.26	206,000,000

15,000,000	JPMorgan Chase & Co., purchased on 03/31/11, repurchase proceeds at maturity $15,000,046 (Collateralized by $30,188,933, GNMA, 3.800% to 7.000%, due 02/20/26 to 02/15/45, value $15,303,552)	04/01/11	0.11	15,000,000

40,000,000	UBS Securities, LLC, purchased on 03/31/11, repurchase proceeds at maturity $40,000,144 (Collateralized by $41,763,000, FHLMC, 2.560%, due 09/07/17, value $40,800,224)	04/01/11	0.13	40,000,000

544,000,000	Total Repurchase Agreements			544,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2011 (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (13.02%)

$500,000	Federal Agricultural Mortgage Corporation	06/22/11	0.26%	$499,704

25,000,000	Federal Agricultural Mortgage Corporation	12/13/11	0.34	24,939,556

5,000,000	Federal Agricultural Mortgage Corporation	01/17/12	0.33	4,987,067

5,000,000	Federal Home Loan Bank	07/25/11	0.22	4,996,486

930,000	Federal Home Loan Bank	09/01/11	0.30	928,814

19,825,000	Federal Home Loan Mortgage Corporation	05/03/11	0.32	19,819,361

15,000,000	Federal Home Loan Mortgage Corporation	05/25/11	0.25	14,994,375

2,000,000	Federal Home Loan Mortgage Corporation	06/07/11	0.16	1,999,405

26,200,000	Federal Home Loan Mortgage Corporation	06/21/11	0.26	26,184,673

2,000,000	Federal Home Loan Mortgage Corporation	06/29/11	0.16	1,999,209

20,000,000	Federal Home Loan Mortgage Corporation	06/29/11	0.26	19,987,144

10,000,000	Federal Home Loan Mortgage Corporation	12/01/11	0.20	9,986,444

25,000,000	Federal National Mortgage Association	04/18/11	0.33	24,996,104

156,455,000	Total U.S. Government Agency Discount Notes			156,318,342

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (6.83%)

$5,000,000	Federal Home Loan Bank	07/19/11	0.26%	$5,007,515

10,000,000	Federal Home Loan Bank	09/09/11	0.31	10,206,089

15,000,000	Federal Home Loan Bank	10/28/11	0.30	14,994,534

10,000,000	Federal Home Loan Bank	11/04/11	0.31	9,997,182

16,630,000	Federal Home Loan Bank	11/25/11	0.32	16,679,931

5,000,000	Federal Home Loan Bank	12/28/11	0.30	5,025,872

5,000,000	Federal Home Loan Bank	03/06/12	0.45	5,000,000

5,000,000	Federal Home Loan Bank	03/07/12	0.26	4,999,329

10,000,000	Federal National Mortgage Association	11/23/11	0.28	10,046,460

81,630,000	Total U.S. Government Agency Medium Term Notes			81,956,912

	Total Investments (99.96%) (cost $1,200,079,080†)			1,200,079,080
	Cash and Other Assets, net of Liabilities (0.04%)			496,009

	Net Assets (100.00%)			$1,200,575,089

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $119,993,708, which represented 10.00% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2011 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$928,989,813	77.41%
31 through 60 Days	89,813,736	7.48
61 through 90 Days	50,670,135	4.22
91 through 120 Days	12,814,119	1.07
121 through 180 Days	11,134,903	0.93
Over 180 Days	106,656,374	8.89
Total	$1,200,079,080	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

PUT BONDS (2) (3.55%)

$740,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/12	0.95%	$740,000	P-1	A-1+

12,020,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/12	0.95	12,020,000	P-1	A-1+

12,760,000	Total Put Bonds			12,760,000

TAX EXEMPT COMMERCIAL PAPER (9.69%)

$4,000,000	Hillsborough County Aviation Authority Airport Facilities Series B LOC Landesbank Baden – Wurttemberg	04/07/11	0.33%	$4,000,000	P-1

3,850,000	New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3) LOC BNP Paribas	06/01/11	0.30	3,850,000	VMIG-1	A-1+

5,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	05/05/11	0.37	5,000,000	P-1	A-1+

5,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	05/05/11	0.38	5,000,000	P-1	A-1+

17,000,000	Sunshine State Governmental Financing Commission – Series L LOC Dexia CLF	05/03/11	0.34	17,000,000	P-1	A-1

34,850,000	Total Tax Exempt Commercial Paper			34,850,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (13.58%)

$3,000,000	City of Fitchburg, MA GO RAN (4)	06/30/11	0.90%	$3,002,572

2,500,000	City School District of the City of Schenectady, Schenectady County, NY GO RAN (4)	08/31/11	0.84	2,501,645

4,255,000	D.C. Everest Area School District, WI TRAPN (4)	10/28/11	0.70	4,262,297

5,000,000	Evans-Brant (Lake Shore) Central School District Erie County, NY BAN - 2010	10/25/11	0.70	5,008,445		A-1

750,000	Glendale River Hills School District, WI TRAPN R-1 (4)	04/20/11	0.75	750,097

1,350,000	Glendale River Hills School District, WI TRAPN R-2 (4)	08/17/11	0.80	1,351,012

2,250,000	Merrill Area Public School District, WI TRAPN (4)	10/04/11	0.70	2,253,405

875,000	Merton Community School District, WI TRAPN (4)	10/25/11	0.75	876,231

1,600,000	Necedah Area School District Juneau County, WI TRAPN (4)	10/25/11	0.83	1,601,524

1,100,000	Northland Pines School District, WI TRAPN (4)	10/12/11	0.70	1,101,738

750,000	Salem School District, WI TRAPN (4)	08/30/11	0.74	750,802

2,150,000	School District of Ashland, WI TRAPN (4)	08/30/11	0.70	2,152,647

1,500,000	School District of Cambridge Dane and Jefferson Counties, WI TRAPN (4)	09/20/11	0.78	1,505,044

1,600,000	School District of Kewaskum, WI TRAPN (4)	08/30/11	0.75	1,601,641

2,250,000	School District of Milton, WI TRAPN (4)	09/21/11	0.70	2,253,172

4,100,000	School District of New Richmond, WI TRAPN	08/30/11	0.77	4,103,880	MIG-1

3,250,000	School District of Somerset, WI TRAPN (4)	10/28/11	0.78	3,254,076

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$1,750,000	School District of Three Lakes, WI TRAN (4)	08/22/11	0.75%	$1,751,705

2,250,000	School District of West De Pere Brown and Outagamie Counties, WI TRAPN (4)	09/29/11	0.65	2,253,872

1,000,000	Teays Valley Local School District, OH BAN (Pickaway County) – Series 2011 (4)	02/16/12	0.65	1,007,858

933,000	Town of Nahant, MA GO BAN (4)	10/13/11	0.85	933,738

2,400,000	Unified School District of Antigo, WI TRAPN (4)	10/28/11	0.83	2,402,327

1,100,000	Verona Area School District, WI TRAPN (4)	08/23/11	0.75	1,101,075

1,050,000	Wrightstown Community School District Brown, Outagamie and Calumet Counties, WI TRAN (4)	09/30/11	0.73	1,051,400

48,763,000	Total Tax Exempt Obligation Notes and Bonds			48,832,203

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (73.85%)

$1,910,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wachovia Bank, N.A.	08/01/32	0.46%	$1,910,000	P-1	A-1+

4,600,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.33	4,600,000	VMIG-1

1,985,000	BB & T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) – Series 2008-1VV LOC Branch Banking And Trust Company	01/01/27	0.26	1,985,000	VMIG-1

3,000,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006A LOC Union Bank of Switzerland	04/01/41	0.20	3,000,000	VMIG-1

475,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006B LOC Royal Bank of Scotland, N.A.	12/01/41	0.23	475,000	VMIG-1	A-1+

750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.31	750,000		A-1+

1,620,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone, FL RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking And Trust Company	01/01/32	0.26	1,620,000

1,845,000	California Statewide Communities Development Authority Pollution Control Revenue Refunding Bonds (Chevron U.S.A. Inc. Project) – Series 2002	05/15/24	0.18	1,845,000	P-1	A-1+

2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds – Series 2003B)	06/01/33	0.25	2,315,000		A-1+

3,625,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.31	3,625,000	VMIG-1

400,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank, N.A.	06/01/20	0.26	400,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.25%	$1,500,000		A-1+

1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.23	1,200,000	VMIG-1

4,920,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC U.S. Bank, N.A.	08/01/30	0.63	4,920,000

1,000,000	City of New York Fiscal 2004 Adjustable Rate Series A-3 LOC BNP Paribas	08/01/31	0.22	1,000,000	VMIG-1	A-1+

300,000	City of New York Fiscal 2004 Adjustable Rate Series H-7 LOC KBC Bank, N.A.	03/01/34	0.20	300,000	VMIG-1	A-1

875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.25	875,000	VMIG-1	A-1+

3,000,000	City of New York GO Fiscal 2004 H-4 LOC Bank of New York Mellon	03/01/34	0.19	3,000,000	VMIG-1	A-1+

1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) – Series 2008 (4) LOC Branch Banking And Trust Company	05/01/28	0.44	1,175,000

4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) – Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.26	4,600,000

3,390,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collaterized by Federal National Mortgage Association	10/15/16	0.21	3,390,000		A-1+

2,175,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collaterized by Federal National Mortgage Association	10/15/16	0.21	2,175,000		A-1+

3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wells Fargo Bank, N.A.	08/01/38	0.28	3,000,000		A-1+

4,920,000	Community Development Authority of the Village of Brown Deer, WI MHRB (Brown Deer Senior Housing, LLC Project) – Series 1999 (3) (4) LOC PNC Bank, N.A.	10/01/34	0.75	4,920,000

1,110,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) – Series 2004 (4) LOC Bank of Montreal	09/01/29	0.43	1,110,000

700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) – Series 1993 (3) LOC Bank of Montreal	08/01/23	0.26	700,000	VMIG-1	A-1+

2,120,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) – 2006A (4) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.27	2,120,000

3,565,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.41	3,565,000		A-1+

1,630,000	County of Prince William, VA IDA IDRB (Mediatech, Inc. Project) – Series 2007 (3) LOC Branch Banking And Trust Company	11/01/32	0.34	1,630,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$5,600,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) – Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.22%	$5,600,000		A-1+

5,000,000	Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating to the IDA of the City of Chandler, AZ IDRB, Series 2007 (Intel Corporation Project) (3) (4) LOC Deutsche Bank, A.G	12/01/37	0.27	5,000,000

1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc. Project) – Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.34	1,900,000	VMIG-1

11,030,000	Development Authority of Columbus, GA MHRB (Avalon Apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.32	11,030,000		A-1+

1,380,000	Dutchess County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.24	1,380,000		A-1+

1,900,000	Duval County HFA Multifamily Housing Mortgage, FL RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.30	1,900,000		A-1+

9,735,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.30	9,735,000		A-1+

1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (3) LOC Branch Banking & Trust Company	07/01/17	0.32	1,050,000	P-1	A-1+

1,750,000	Florida HFA MHRB (Springs Colony Project) – Series 1985 FF Collaterized by Federal National Mortgage Association	09/15/26	0.25	1,750,000		A-1+

1,700,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking And Trust Company	07/01/26	0.44	1,700,000	P-1	A-1+

3,300,000	Highlands County, FL HFA RB (Adventist Health System/Sunbelt, Inc. Account Receivable Program) – Series 2009A (4) LOC PNC Bank, N.A	11/15/27	0.21	3,300,000

1,000,000	Hospital Authority of Hall County and City of Gainesville, GA RAC (Northeast Georgia Health System, Inc. Project) – Series 2008A LOC Wells Fargo Bank	05/15/26	0.22	1,000,000		A-1

7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.25	7,400,000		A-1+

3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.46	3,000,000		A-1

1,900,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.24	1,900,000	VMIG-1	A-1+

1,000,000	Industrial Development Board of the Town of West Jefferson Solid Waste Disposal, AL RB (Alabama Power Company Miller Plant Project) – Series 2008 (3)	12/01/38	0.28	1,000,000	VIMG1	A-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$1,000,000	Industrial Development Board of the Town of Wilsonville Solid Waste Disposal, AL RB (Alabama Power Company Gaston Plant Project) – Series 2008 (3)	12/01/30	0.28%	$1,000,000	VMIG-1	A-1

3,700,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.23	3,700,000		A-1+

2,300,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.44	2,300,000

1,800,000	Irvine Ranch Water District, Orange County, CA (Waterworks Bonds election 1988) – Series A For Improvement District NO. 182 LOC Landesbank Hessen-Thuringen Girozentrale	11/15/13	0.17	1,800,000		A-1+

4,715,000	JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054 Relating to the City of Chicago MHRB (Drexel Preservation Project) – Series 2007 (3) Guaranteed by Federal Housing Authority/Government National Mortgage Association	12/20/39	0.40	4,715,000	VMIG-1

1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.22	1,700,000		A-1+

2,000,000	Lincoln County, WY PCRB (Exxon Project) – Series 1985	08/01/15	0.16	2,000,000		A-1+

600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.20	600,000	VMIG-1	A-1+

406,000	Marion County, FL IDA MHRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.25	406,000		A-1+

1,905,000	Massachusetts HEFA RB (Pool Loan Program Issue) – Series N LOC TD Bank, N.A.	02/01/38	0.22	1,905,000		A-1+

1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax, NY RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.22	1,900,000		A-1+

6,760,000	Miami-Dade County, FL IDA IDRB (Airbus Service Company, Inc. Project) – Series 1998A (3) LOC Calyon	04/01/30	0.29	6,760,000		A-1+

4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.25	4,785,000	VMIG-1

1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) – Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.53	1,260,000

8,900,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone IDRB (Chevron U.S.A Inc Project) – Series 2007E	12/01/30	0.21	8,900,000	P-1	A-1+

3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.30	3,450,000		A-1+

5,545,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.30	5,545,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$1,980,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.30%	$1,980,000		A-1+

2,800,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) – Series 2006 LOC National Bank of Canada	04/01/26	0.40	2,800,000		A-1

1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.22	1,600,000	P-1	A-1+

2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.22	2,000,000	VMIG-1	A-1+

700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A	07/01/31	0.22	700,000	VMIG-1	A-1+

3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collaterized by Federal National Mortgage Association	09/15/28	0.24	3,500,000		A-1+

2,985,000	New York City Housing Development Corporation Multi-Family Mortgage RB (Marseilles Apartments) – Series 2004A LOC Citibank, N.A.	12/01/34	0.22	2,985,000		A-1

4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen-Thuringen Girozentrale	08/01/19	0.24	4,575,000	VMIG-1	A-1+

5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.24	5,000,000	VMIG-1

1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E Guaranteed by Federal National Mortgage Association	06/01/25	0.26	1,000,000		A-1+

1,200,000	Orange County, FL HFA MHRB (Windsor Pines Project) – Series 2000E (3) LOC Bank of America, N.A.	03/01/35	0.31	1,200,000	VMIG-1

3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995 LOC Northern Trust Bank	05/01/25	0.28	3,500,000		A-1+

2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001 (3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.27	2,000,000	VMIG-1	A-1+

2,300,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.29	2,300,000	P-1	A-1+

1,000,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.39	1,000,000	P-1	A-1+

100,000	Philadelphia Authority, PA IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.24	100,000		A-1+

715,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC PNC Bank, N.A.	12/01/16	0.75	715,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$1,200,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking And Trust Company	01/01/17	0.34%	$1,200,000

1,100,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking And Trust Company	03/01/15	0.34	1,100,000

280,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2001 (3) (4) LOC JPMorgan Chase Bank, N.A	01/01/12	0.34	280,000

1,080,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2003 (3) (4) LOC JPMorgan Chase Bank, N.A	01/01/14	0.34	1,080,000

3,260,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.34	3,260,000	VMIG-1

6,000,000	State of California Economic Recovery Bonds Series 2004C-1 LOC Bank of America, N.A.	07/01/23	0.16	6,000,000	VMIG-1	A-1+

6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.18	6,100,000	VMIG-1	A-1+

2,600,000	State of Connecticut HEFA RB (Yale University Issue) – Series V-2	07/01/36	0.15	2,600,000	VMIG-1	A-1+

1,265,000	State of Connecticut HEFA RB (Yale University Issue) – Series Y-2	07/01/35	0.15	1,265,000	VMIG-1	A-1+

300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) – Series F LOC JPMorgan Chase Bank, N.A.	07/01/47	0.25	300,000	VMIG-1

2,915,000	State of Connecticut HEFA RB (Danbury Hospital Issue) – Series J LOC Wachovia Bank, N.A.	07/01/36	0.21	2,915,000		A-1+

1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.26	1,800,000		A-1+

1,805,000	State of Connecticut HEFA RB (Mulberry Gardens Issue) – Series E LOC Bank of America, N.A.	07/01/36	0.26	1,805,000		A-1+

5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.18	5,500,000	VMIG-1	A-1+

2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.22	2,000,000	VMIG-1	A-1+

2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series L-1 LOC Bank of America, N.A.	07/01/36	0.22	2,000,000	VMIG-1	A-1+

800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.31	800,000	VMIG-1

5,875,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007 LOC PNC Bank, N.A	01/01/37	0.27	5,875,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$1,290,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) – Series 1997D (3) LOC U.S. Bank, N. A.	06/01/27	0.30%	$1,290,000		A-1+

1,000,000	Town of Wood River, WI IDRB (Burnett Dairy Cooperative Project) – Series 2001A (3) LOC U.S. Bank, N.A.	07/01/16	0.35	1,000,000		A-1+

265,000	University of North Carolina at Chapel Hill RB – Series 2001 B	12/01/25	0.17	265,000	VMIG-1	A-1+

1,160,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (4) LOC LaSalle National Bank, N.A.	06/01/25	0.42	1,160,000

2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 (3) Guaranteed by Federal National Mortgage Association	12/15/40	0.32	2,700,000	VMIG-1

1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.25	1,200,000	VMIG-1

265,526,000	Total Tax Exempt Variable Rate Demand Instruments			265,526,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENTS (5) (0.27%)

$987,600	West Jordan, UT IDRB (The Lynn Partnership Nursing Home Project) – Series 1985 LOC Bank of America, N.A.	07/01/15	2.11%	$987,600	P-1	A-1+

987,600	Tax Exempt Variable Rate Demand Instruments – Private Placements			987,600

	Total Investments (100.94%) (Cost $362,955,803†)			362,955,803
	Liabilities in excess of cash and other assets (-0.94%)			(3,386,456)

	Net Assets (100.00%)			$359,569,347

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(2)	The maturity date indicated for the put bonds is the next put date.

(3)	Security subject to alternative minimum tax.

(4)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(5)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

KEY:

BAN	= Bond Anticipation Note	LOC	= Letter of Credit
EDA	= Economic Development Authority	MHRB	= Multi-Family Housing Revenue Bond
EDFA	= Economic Development Finance Authority	PCFA	= Pollution Control Finance Authority
EDRB	= Economic Development Revenue Bond	PCRB	= Pollution Control Revenue Bond
GO	= General Obligation	RAC	= Revenue Anticipation Certificates
HEFA	= Health and Education Facilities Authority	RAN	= Revenue Anticipation Note
HFA	= Housing Finance Authority	RB	= Revenue Bond
HFC	= Housing Finance Commission	ROC	= Reset Option Certificates
IDA	= Industrial Development Authority	RRB	= Revenue Refunding Bonds
IDRB	= Industrial Development Revenue Bond	SPEARs	= Short Puttable Exempt Receipts
IRB	= Industrial Revenue Bond	TRAPN	= Tax and Revenue Anticipation Promissory Note
LIFERs	= Long Inverse Floating Exempt Receipts	TRAN	= Tax and Revenue Anticipation Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$271,263,697	74.74%
31 through 60 Days	27,000,000	7.44
61 through 90 Days	3,850,000	1.06
91 through 120 Days	3,002,572	0.83
121 through 180 Days	19,072,623	5.25
Over 180 Days	38,766,911	10.68
Total	$362,955,803	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2011 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)

States	Value	% of Portfolio
Alabama	$2,000,000	0.55%
Arizona	5,000,000	1.38
California	9,645,000	2.66
Colorado	8,565,000	2.36
Connecticut	26,985,000	7.43
Florida	44,931,000	12.38
Georgia	21,330,000	5.88
Illinois	12,275,000	3.38
Iowa	3,700,000	1.02
Kentucky	18,675,000	5.15
Louisiana	1,620,000	0.45
Massachusetts	5,841,310	1.61
Michigan	11,920,000	3.28
Minnesota	400,000	0.11
Mississippi	8,900,000	2.45
Nebraska	3,565,000	0.98
Nevada	10,975,000	3.03
New Jersey	10,950,000	3.02
New York	32,025,090	8.82
North Carolina	6,225,000	1.72
Ohio	6,607,857	1.82
Pennsylvania	10,785,000	2.97
Puerto Rico	14,745,000	4.06
South Carolina	3,260,000	0.90
Texas	3,625,000	1.00
Utah	987,600	0.27
Virginia	4,730,000	1.30
Washington	3,990,000	1.10
West Virginia	2,120,000	0.58
Wisconsin	50,242,946	13.84
Wyoming	2,000,000	0.55
Other Territories	14,335,000	3.95
Total	$362,955,803	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund RNT Natixis Liquid Prime Portfolio Schedule of Investments March 31, 2011

Face Amount		Maturity Date	Interest Rate	Value (Note 1)
COMMERCIAL PAPER (6.84%)

$9,000,000	ING (U.S.) Funding LLC	04/08/11	0.22%	$8,999,615

9,000,000	Total Commercial Paper			8,999,615

REPURCHASE AGREEMENTS (45.17%)

$30,000,000	Bank of New York Mellon, purchased on 03/31/11, repurchase proceeds at maturity $30,000,133 (Collateralized by $69,025,552, GNMA, 3.000% to 6.500%, due 03/15/23 to 03/15/41, value $30,600,000)	04/01/11	0.16%	$30,000,000

29,400,000.00	Goldman Sachs, purchased on 03/31/11, repurchase proceeds at maturity $29,400,106 (Collateralized by $30,088,098, GNMA 5.000%, due 08/20/40, value $29,988,000)	04/01/11	0.13	29,400,000

59,400,000	Total Repurchase Agreements			59,400,000

TIME DEPOSIT (13.69%)

$6,000,000	Citibank, N.A.	04/01/11	0.13%	$6,000,000

6,000,000	Credit Agricole CIB	04/01/11	0.13	6,000,000

6,000,000	National Bank of Canada	04/01/11	0.13	6,000,000

18,000,000	Total Time Deposit			18,000,000

YANKEE CERTIFICATES OF DEPOSIT (34.22%)

$9,000,000	Dexia Credit Local de France	04/15/11	0.41%	$9,000,000

9,000,000	KBC Bank N.V.	05/23/11	0.49	9,000,000

9,000,000	Societe Generale	04/05/11	0.16	9,000,000

4,300,000	Sumitomo Mitsui Banking Corporation	04/12/11	0.25	4,300,000

4,700,000	Sumitomo Mitsui Banking Corporation	04/11/11	0.26	4,700,052

9,000,000	UniCredit Bank AG	04/04/11	0.36	9,000,008

45,000,000	Total Yankee Certificates of Deposit			45,000,060

	Total Investments (99.92%) (cost $131,399,675†)			131,399,675
	Cash and Other Assets, net of Liabilities (0.08%)			102,954

	Net Assets (100.00%)			$131,502,629

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY

GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$122,399,675	93.15%
31 through 60 Days	9,000,000	6.85
61 through 90 Days	-0-	-0-
91 through 120 Days	-0-	-0-
121 through 180 Days	-0-	-0-
Over 180 Days	-0-	-0-
Total	$131,399,675	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities March 31, 2011

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Assets
Investments in securities, at amortized cost (Note 1)	$3,874,582,184	$229,497,209	$656,079,080	$362,955,803	$71,999,675
Repurchase agreements	—	822,000,000	544,000,000	—	59,400,000
Cash	2,154,605	200,963	435,863	—	86,152
Due from Manager	—	—	—	—	51,693
Accrued interest receivable	1,012,813	462,295	303,966	340,021	9,673
Prepaid expenses	156,744	49,522	43,827	39,050	1,822

Total assets	3,877,906,346	1,052,209,989	1,200,862,736	363,334,874	131,549,015

: Liabilities
Payable to affiliates (Note 2)	801,686	137,910	190,504	70,875	822
Due to Custodian	—	—	—	3,646,941	—
Accrued expenses	315,345	108,557	93,181	43,600	35,281
Dividends payable	32,976	7,818	3,962	4,111	10,283

Total liabilities	1,150,007	254,285	287,647	3,765,527	46,386

Net assets	$3,876,756,339	$1,051,955,704	$1,200,575,089	$359,569,347	$131,502,629

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$3,878,448,073	$1,051,955,704	$1,200,642,666	$359,570,690	$131,502,629
Undistributed net investment income	—	—	4,987	—	—
Accumulated net realized gain (loss)	(1,691,734)	—	(72,564)	(1,343)	—

Net assets	$3,876,756,339	$1,051,955,704	$1,200,575,089	$359,569,347	$131,502,629

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$227,900,667	227,996,970	$1.00	$473,132,667	473,123,064	$1.00
Institutional Service Shares	$158,400,732	158,467,666	$1.00	$223,950,504	223,945,959	$1.00
Investor Shares	$191,794,848	191,875,893	$1.00	$179,545,634	179,541,990	$1.00
Short Term Income Shares	$351,736,177	351,884,807	$1.00	$143,733,141	143,730,223	$1.00
Retail Class Shares	$914,653,893	915,040,390	$1.00	$14,905,545	14,905,242	$1.00
Pinnacle Shares	$205,940,528	206,027,550	$1.00	$16,688,213	16,687,875	$1.00
Advantage Shares	$1,549,602,727	1,550,257,529	$1.00	—	—	—
Xpress Shares	$276,726,767	276,843,701	$1.00	—	—	—

Total	$3,876,756,339	3,878,394,506		$1,051,955,704	1,051,934,353

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$32,218,857	32,221,833	$1.00	$5,170,499	5,173,669	$1.00
Institutional Service Shares	$66,182,541	66,188,655	$1.00	—	—	—
Short Term Income Shares	—	—	—	$50,387,000	50,417,890	$1.00
Retail Shares	$219,973,535	219,993,858	$1.00	$121,734,475	121,809,105	$1.00
Advantage Shares	$882,200,156	882,281,659	$1.00	$182,277,373	182,389,120	$1.00

Total	$1,200,575,089	1,200,686,005		$359,569,347	359,789,784

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value
Treasurer Shares	$131,502,629	131,502,629	$1.00
Liquidity Shares	$-0-	-0-	—

Total	$131,502,629	131,502,629

The accompanying notes are an integral part of these financial statements.

Statements of Operations Year Ended March 31, 2011

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio		Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio*
: Investment Income
INCOME:
Interest	$15,288,810		$2,516,294		$3,432,781		$1,878,520	$60,410

EXPENSES: (NOTE 2)
Investment management fee	5,123,092		1,366,878		1,445,644		504,651	17,175
Administration fee	2,134,621		569,533		602,352		210,271	5,725
Shareholder servicing fee (Institutional Service Shares)	391,487		602,269		172,189		—	—
Shareholder servicing fee (Investor Shares)	558,341		510,874		—		—	—
Shareholder servicing fee (Short Term Income Shares)	925,335		450,910		—		121,217	—
Shareholder servicing fee (Retail Shares)	2,434,471		49,934		467,823		371,014	—
Shareholder servicing fee (Advantage Shares)	3,823,277		—		2,203,138		513,851	—
Shareholder servicing fee (Xpress Shares)	692,645		—		—		—	—
Shareholder servicing fee (Treasurer Shares)	—		—		—		—	6,121
Shareholder servicing fee (Liquidity Shares)	—		—		—		—	5,015
Distribution fee (Investor Shares)	446,673		408,699		—		—	—
Distribution fee (Short Term Income Shares)	1,665,603		811,638		—		218,190	—
Distribution fee (Retail Shares)	6,329,625		129,830		1,216,340		964,636	—
Distribution fee (Advantage Shares)	11,469,832		—		6,609,414		1,541,554	—
Distribution fee (Xpress Shares)	2,077,934		—		—		—	—
Custodian expenses	209,497		68,818		66,572		21,119	13,120
Shareholder servicing and related shareholder expenses	1,529,743	(a)	472,223	(b)	253,094	(c)	184,092 (d)	7,612 (e)
Legal, compliance and filing fees	982,145		280,271		236,076		212,236	3,919
Audit and accounting	365,687		180,038		150,625		117,899	47,590
Trustees’ fees and expenses	370,174		99,335		109,969		41,742	989
Other expenses	120,375		36,491		31,735		12,493	1,322
Expense Recoupment (Note 2)	130,000		—		—		—	—

Total expenses	41,780,557		6,037,741		13,564,971		5,034,965	108,588
Less: Earnings Credits (Notes 2 and 4)	—		—		—		(11,155)	—
Less: Fees waived (Note 2)	(28,153,231)		(3,555,369)		(10,253,812)		(3,292,421)	(38,939)
Less: Expenses reimbursed (Note 2)	—		—		—		—	(51,693)

Net expenses	13,627,326		2,482,372		3,311,159		1,731,389	17,956

Net investment income	1,661,484		33,922		121,622		147,131	42,454

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	112,996		8,080		7,066		(1,343)	—

Increase in net assets from operations	$1,774,480		$42,002		$128,688		$145,788	$42,454

*	Commencement of operations November 30, 2010
(a)	Includes class specific transfer agency expenses of $105,746, $29,716, $117,356, $196,079, $507,099 and $43,857 for the Institutional, Institutional Service, Investor, Short Term Income, Retail and Pinnacle Shares respectively.
(b)	Includes class specific transfer agency expenses of $97,185, $48,507, $103,139, $94,599, $10,047 and $5,706 for the Institutional, Institutional Service, Investor, Short Term Income, Retail and Pinnacle Shares respectively.
(c)	Includes class specific transfer agency expenses of $13,937, $14,236 and $95,723 for the Institutional, Institutional Service and Retail Shares respectively.
(d)	Includes class specific transfer agency expenses of $3,657, $24,977 and $73,876 for the Institutional, Short Term Income and Retail Shares respectively.
(e)	Includes class specific transfer agency expenses of $4,081 and $1,672 for the Treasurer and Liquidity Shares respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets Years Ended March 31, 2011 and 2010

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	2011	2010	2011	2010

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$1,661,484	$3,566,910	$33,922	$466,529
Net realized gain (loss) on investments	112,996	48,900	8,080	5,017

Increase in net assets from operations	1,774,480	3,615,810	42,002	471,546

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(556,021)	(1,376,659)	(17,206)	(398,770)
Institutional Service Shares	(3,910)	(258,605)	(5,817)	(12,619)
Investor Shares	(5,579)	(211,182)	(4,992)	(5,285)
Short-Term Income Shares	(9,250)	(45,600)	(4,401)	(4,608)
Retail Shares	(24,389)	(144,388)	(485)	(374)
Pinnacle Shares	(238,407)	(564,834)	(1,021)	(44,873)
Advantage Shares	(767,598)	(837,847)	—	—
Xpress Shares	(56,330)	(57,253)	—	—

Total dividends to shareholders	(1,661,484)	(3,496,368)	(33,922)	466,529

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	(5,424)	—
Institutional Service Shares	—	—	(2,832)	—
Investor Shares	—	—	(2,362)	—
Short-term Income Shares	—	—	(1,952)	—
Retail Shares	—	—	(198)	—
Pinnacle Shares	—	—	(329)	—
Advantage Shares	—	—	—	—
Xpress Shares	—	—	—	—

Total dividends to shareholders	—	—	(13,097)	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	6,823,962	(73,984,519)	(26,532,610)	(27,282,193)
Institutional Service Shares	(77,064,826)	35,755,290	(27,974,811)	18,654,659
Investor Shares	(24,200,817)	(121,759,768)	(18,882,212)	(14,278,070)
Short-Term Income Shares	73,461,245	16,080,799	(48,113,115)	3,708,206
Retail Shares	(136,426,654)	(333,862,708)	(8,342,962)	12,838,937
Pinnacle Shares	5,573,370	(2,573,553)	(27,660,112)	(31,297,131)
Advantage Shares	(24,848,400)	(130,481,372)	—	—
Xpress Shares	(5,422,312)	10,989,746	—	—

Total capital share transactions	(182,104,432)	(599,836,085)	(157,505,822)	(37,655,592)

Total increase/(decrease)	(181,991,436)	(599,716,643)	(157,510,839)	(37,650,575)

NET ASSETS:
Beginning of year	4,058,747,775	4,658,464,418	1,209,466,543	1,247,117,118

End of year	$3,876,756,339	$4,058,747,775	$1,051,955,704	$1,209,446,543

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets Years Ended March 31, 2011 and 2010 (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio		Daily Income Fund RNT Natixis Liquid Prime Portfolio
	2011	2010	2011	2010	Commencement of Operations November 30, 2010 through March 31, 2011

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$121,622	$309,530	$147,131	$192,009	$42,454
Net realized gain (loss) on investments	7,066	—	(1,343)	1,374	—

Increase in net assets from operations	128,688	309,530	145,788	193,383	42,454

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(25,256)	(162,903)	(39,428)	(23,118)	—
Institutional Service Shares	(1,788)	(1,382)	—	(503)	—
Short-Term Income Shares	—	—	(1,211)	(33,851)	—
Retail Shares	(4,816)	(13,465)	(3,708)	(61,892)	—
Advantage Shares	(89,762)	(174,264)	(102,784)	(149,546)	—
Liquidity	—	—	—	—	(11,753)
Treasurer	—	—	—	—	(30,701)

Total dividends to shareholders	(121,622)	(352,014)	(147,131)	(268,910)	(42,454)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	(80)	(159)	—
Institutional Service Shares	—	—	—	(10)	—
Short-term Income Shares	—	—	(130)	(2,161)	—
Retail Shares	—	—	(467)	(6,370)	—
Advantage Shares	—	—	(697)	(7,379)	—
Liquidity	—	—	—	—	—
Treasurer	—	—	—	—	—

Total dividends to shareholders	—	—	(1,374)	(16,079)	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(58,293,045)	90,514,878	(20,182,776)	21,294,136	—
Institutional Service Shares	(7,201,116)	(4,829,541)	—	(248,566)	—
Short-Term Income Shares	—	—	5,327,548	(15,835,830)	—
Retail Shares	30,907,134	(19,838,463)	(30,849,224)	865,976	—
Advantage Shares	15,110,395	(103,201,028)	(29,788,697)	25,677,340	—
Treasurer	—	—	—	—	131,502,629
Liquidity	—	—	—	—	—
Net asset value of shares issued in connection with fund acquisition by Institutional Service Shares class (Note 6)	—	77,936,369	—	—	—

Total capital share transactions	(19,476,632)	40,582,215	(75,493,149)	31,753,056	131,502,629

Total increase/(decrease)	(19,469,566)	40,539,731	(75,495,866)	31,661,450	131,502,629

NET ASSETS:
Beginning of year	1,220,044,655	1,179,504,924	435,065,213	403,403,763	—

End of year	$1,200,575,089	$1,220,044,655	$359,569,347	$435,065,213	$131,502,629

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$4,987	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

:	Daily Income Fund Money Market Portfolio

	Institutional Shares
	Years Ended March 31,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.003	0.024	0.048	0.051
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.003	0.024	0.048	0.051

Less distributions from:
Dividends from net investment income	(0.001)	(0.003)	(0.024)	(0.048)	(0.051)
Net realized gain on investment	—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.001)	(0.003)	(0.024)	(0.048)	(0.051)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.11%	0.29%	2.46%	4.91%	5.19%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$227,901	$221,078	$295,039	$751,532	$639,573
Ratio to average net assets:
Net investment income	0.11%	0.26%	2.52%	4.78%	5.10%
Expenses (net of fees waived) (b)	0.25%	0.25%	0.22%	0.20%	0.20%
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.00%	0.01%	0.01%	0.01%	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

	Short Term Income Shares
	Years Ended March 31,				Commencement of Operations February 12, 2007 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.017	0.041	0.006
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.017	0.041	0.006

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.017)	(0.041)	(0.006)
Net realized gain on investment	—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)	(0.000)	(0.017)	(0.041)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.02%	1.71%	4.14%	0.59%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$351,736	$278,303	$262,237	$297,508	$57,097
Ratio to average net assets:
Net investment income	0.00%	0.02%	1.71%	3.92%	4.47%	(c)
Expenses (net of fees waived) (b)	0.36%	0.52%	0.96%	0.94%	0.94%	(c)
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.62%	0.47%	0.03%	0.01%	—
Transfer agency fees waived	0.00%	—	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,				Commencement of Operations November 28, 2006 through March 31, 2007
2011	2010	2009	2008	2007	2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.001	0.022	0.046	0.048	0.000	0.001	0.020	0.044	0.016
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

0.000	0.001	0.022	0.046	0.048	0.000	0.001	0.020	0.044	0.016

(0.000)	(0.001)	(0.022)	(0.046)	(0.048)	(0.000)	(0.001)	(0.020)	(0.044)	(0.016)
—	—	(0.000)	(0.000)	(0.000)	—	—	(0.000)	(0.000)	(0.000)

(0.000)	(0.001)	(0.022)	(0.046)	(0.048)	(0.000)	(0.001)	(0.020)	(0.044)	(0.016)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.12%	2.21%	4.65%	4.92%	0.00%	0.06%	2.01%	4.44%	1.62%	(a)

$158,401	$235,431	$199,697	$260,609	$267,865	$191,794	$215,983	$337,701	$316,547	$151,947

0.00%	0.09%	2.31%	4.50%	4.83%	0.00%	0.07%	1.96%	4.25%	4.76%	(c)
0.36%	0.42%	0.47%	0.45%	0.45%	0.36%	0.50%	0.68%	0.65%	0.65%	(c)
0.00%	0.01%	0.06%	0.02%	0.03%	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
0.15%	0.09%	0.01%	0.01%	—	0.37%	0.24%	0.04%	0.04%	—
—	—	—	—	—	0.00%	—	—	—	0.03%	(c)
—	—	0.00%	0.00%	0.00%	—	—	0.00%	0.00%	0.00%	(c)

Retail Shares						Pinnacle Shares
Years Ended March 31,				Commencement of Operations November 28, 2006 through March 31, 2007
2011	2010	2009	2008			2011	2010	2009	2008	2007

$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.016	0.040	0.015		0.001	0.003	0.024	0.048	0.051
0.000	0.000	0.000	0.000	0.000		0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.016	0.040	0.015		0.001	0.003	0.024	0.048	0.051

(0.000)	(0.000)	(0.016)	(0.040)	(0.015)		(0.001)	(0.003)	(0.024)	(0.048)	(0.051)
—	—	(0.000)	(0.000)	(0.000)		—	—	(0.000)	(0.000)	(0.000)

(0.000)	(0.000)	(0.016)	(0.040)	(0.015)		(0.001)	(0.003)	(0.024)	(0.048)	(0.051)

$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.01%	1.65%	4.08%	1.49%	(a)	0.11%	0.29%	2.46%	4.91%	5.19%

$914,654	$1,051,014	$1,384,774	$1,439,855	$897,904		$205,940	$200,368	$202,946	$178,213	$171,028

0.00%	0.01%	1.64%	3.95%	4.39%	(c)	0.11%	0.29%	2.40%	4.79%	5.08%
0.36%	0.55%	1.02%	1.00%	1.00%	(c)	0.25%	0.25%	0.23%	0.02%	0.20%
0.00%	0.01%	0.06%	0.02%	0.03%	(c)	0.00%	0.01%	0.06%	0.02%	0.03%
0.83%	0.65%	0.14%	0.14%	0.10%	(c)	—	—	—	—	—
0.00%	—	—	—	0.03%	(c)	0.00%	0.01%	0.01%	0.01%	—
—	—	0.00%	0.00%	0.00%	(c)	—	—	0.00%	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares
	Years Ended March 31,				Commencement of Operations November 1, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.001	0.016	0.040	0.018
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.001	0.016	0.040	0.018

Less distributions from:
Dividends from net investment income	(0.001)	(0.001)	(0.016)	(0.040)	(0.018)
Net realized gain on investment	—	—	0.000	0.000	0.000

Total distributions	(0.001)	(0.001)	(0.016)	(0.040)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.05%	0.05%	1.63%	4.06%	1.81%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,549,602	$1,574,427	$1,704,903	$3,451,676	$3,113,588
Ratio to average net assets:
Net investment income	0.05%	0.05%	1.70%	3.95%	4.35%	(c)
Expenses (net of fees waived) (b)	0.31%	0.49%	1.04%	1.02%	1.02%	(c)
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.93%	0.75%	0.17%	0.17%	0.16%	(c)
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

:	Daily Income Fund U.S. Treasury Portfolio

	Institutional Shares
	Years Ended March 31,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.010	0.041	0.049
Net realized and unrealized gain (loss) on investments	0.000	—	—	—	—

Total from investment operations	0.000	0.001	0.010	0.041	0.049

Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.010)	(0.041)	(0.049)
Net realized gain on investment	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.001)	(0.010)	(0.041)	(0.049)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.07%	0.97%	4.18%	5.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$473,133	$499,667	$526,947	$544,746	$590,254
Ratio to average net assets:
Net investment income	0.00%	0.08%	0.93%	4.17%	4.89%
Expenses (net of fees waived) (b)	0.22%	0.21%	0.23%	0.20%	0.20%
Management and administration fees waived	0.03%	0.06%	0.03%	0.03%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.01%	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Xpress Shares
Years Ended March 31,			Commencement of Operations June 20, 2007 through March 31, 2008
2011	2010	2009

$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.014	0.028
0.000	0.000	0.000	0.000

0.000	0.000	0.014	0.028

(0.000)	(0.000)	(0.014)	(0.028)
—	—	(0.000)	(0.000)

(0.000)	(0.000)	(0.014)	(0.028)

$1.00	$1.00	$1.00	$1.00

0.02%	0.02%	1.40%	2.88%	(a)

$276,727	$282,144	$271,167	$272,213

0.02%	0.02%	1.40%	3.82%	(c)
0.34%	0.53%	1.27%	1.25%	(c)
0.00%	0.01%	0.06%	0.02%	(c)
0.90%	0.71%	0.00%	—
—	—	0.00%	0.00%	(c)

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,				Commencement of Operations February 21, 2007 through March 31, 2007
2011	2010	2009	2008	2007	2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.007	0.039	0.047	0.000	0.000	0.006	0.037	0.005
0.000	—	—	—	—	0.000	—	—	—	—

0.000	0.000	0.007	0.039	0.047	0.000	0.000	0.006	0.037	0.005

(0.000)	0.000	(0.007)	(0.039)	(0.047)	(0.000)	(0.000)	(0.006)	(0.037)	(0.005)
(0.000)	—	—	—	—	(0.000)	—	—	—	—

(0.000)	(0.000)	(0.007)	(0.039)	(0.047)	(0.000)	(0.000)	(0.006)	(0.037)	(0.005)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.01%	0.75%	3.92%	4.76%	0.00%	0.00%	0.65%	3.73%	0.50%	(a)

$223,950	$251,926	$233,270	$331,209	$248,962	$179,546	$198,429	$212,706	$270,279	$134,911

0.00%	0.01%	0.83%	3.76%	4.65%	0.00%	0.00%	0.68%	3.51%	4.62%	(c)
0.22%	0.26%	0.44%	0.45%	0.45%	0.22%	0.27%	0.55%	0.63%	0.63%	(c)
0.03%	0.06%	0.03%	0.03%	0.03%	0.03%	0.06%	0.03%	0.03%	0.03%	(c)
0.25%	0.19%	0.03%	—	—	0.45%	0.40%	0.15%	0.05%	0.05%	(c)
0.01%	0.01%	—	—	—	0.04%	0.03%	—	—	—
—	—	0.00%	0.00%	0.00%	—	—	0.00%	0.00%	0.00%	(c)

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Treasury Portfolio (Continued)

	Short Term Income Shares
	Years Ended March 31,				Commencement of Operations November 2, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.005	0.034	0.018
Net realized and unrealized gain (loss) on investments	0.000	—	—	—	—

Total from investment operations	0.000	0.000	0.005	0.034	0.018

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.005)	(0.034)	(0.018)
Net realized gain on investment	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.005)	(0.034)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.51%	3.46%	1.80%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$143,733	$191,847	$188,138	$174,840	$22,663
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.54%	3.03%	4.32%	(c)
Expenses (net of fees waived) (b)	0.22%	0.27%	0.70%	0.90%	0.90%	(c)
Management and administration fees waived	0.03%	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.70%	0.65%	0.26%	0.03%	0.03%	(c)
Transfer agency fees waived	0.05%	0.03%	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

:	Daily Income Fund U.S. Government Portfolio

	Institutional Shares*
	Year Ended March 31, 2011	For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008		Year Ended March 31, 2008	Commencement of Operations October 30, 2006 through March 31, 2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.002		0.012		0.045	0.009
Net realized and unrealized gain (loss) on investments	0.000	—		(0.000)		(0.000)	0.000

Total from investment operations	0.000	0.002		0.012		0.045	0.009

Less distributions from:
Dividends from net investment income	(0.000)	(0.002)		(0.012)		(0.045)	(0.009)
Net realized gain on investment	—	—		—		—	—

Total distributions	(0.000)	(0.002)		(0.012)		(0.045)	(0.009)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.04%	0.17%	(a)	1.24%	(a)	4.54%	0.88%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$32,219	$90,506		$-0-		$10	$10
Ratio to average net assets:
Net investment income	0.04%	0.17%	(c)	1.76%	(c)	4.44%	5.10%	(c)
Expenses (net of fees waived)	0.25%	0.25%	(c)	0.25%	(c)	0.21%	0.20%	(c)
Management and administration fees waived	0.00%	0.02%	(c)	0.05%	(c)	0.09%	0.16%	(c)
Shareholder Servicing and Distribution fees waived	—	—		—		—	—
Transfer agency fees waived	—	—		—		—	—

*	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Retail Shares						Pinnacle Shares
Years Ended March 31,				Commencement of Operations December 12, 2006 through March 31, 2007		Years Ended March 31,
2011	2010	2009	2008			2011	2010	2009	2008	2007

$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.005	0.033	0.013		0.000	0.001	0.010	0.041	0.049
0.000	—	—	—	—		0.000	—	—	—	—

0.000	0.000	0.005	0.033	0.013		0.000	0.001	0.010	0.041	0.049

(0.000)	0.000	(0.005)	(0.033)	(0.013)		(0.000)	(0.001)	(0.010)	(0.041)	(0.049)
(0.000)	—	—	—	—		(0.000)	—	—	—	—

(0.000)	(0.000)	(0.005)	(0.033)	(0.013)		(0.000)	(0.001)	(0.010)	(0.041)	(0.049)

$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.00%	0.46%	3.36%	1.28%	(a)	0.00%	0.07%	0.97%	4.18%	5.02%

$14,906	$23,249	$10,410	$20,976	$371		$16,688	$44,349	$75,646	$70,632	$39,628

0.00%	0.00%	0.46%	1.90%	4.22%	(c)	0.00%	0.08%	0.92%	3.89%	4.93%
0.22%	0.25%	0.73%	0.99%	1.00%	(c)	0.22%	0.21%	0.23%	0.20%	0.20%
0.03%	0.06%	0.03%	0.03%	0.03%	(c)	0.03%	0.06%	0.03%	0.03%	0.03%
0.90%	0.87%	0.44%	0.14%	0.10%	(c)	—	—	—	—	—
0.05%	0.02%	—	—	0.03%	(c)	0.02%	0.01%	—	—	—
—	—	0.00%	0.00%	0.00%	(c)	—	—	0.00%	0.00%	0.00%

Institutional Service Shares						Retail Shares
Years Ended March 31,				Commencement of Operations March 19, 2007 through March 31, 2007		Years Ended March 31,				Commencement of Operations December 12, 2006 through March 31, 2007
2011	2010	2009	2008			2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.001	0.012	0.042	0.002		0.000	0.000	0.007	0.037	0.013
0.000	—	(0.000)	(0.000)	0.000		0.000	—	(0.000)	(0.000)	0.000

0.000	0.001	0.012	0.042	0.002		0.000	0.000	0.007	0.037	0.013

(0.000)	(0.001)	(0.012)	(0.042)	(0.002)		(0.000)	(0.000)	(0.007)	(0.037)	(0.013)
—	—	—	—	—		—	—	—	—	(0.000)

(0.000)	(0.001)	(0.012)	(0.042)	(0.002)		(0.000)	(0.000)	(0.007)	(0.037)	(0.013)

$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.09%	1.23%	4.31%	0.17%	(a)	0.00%	0.01%	0.71%	3.73%	3.73%	(a)

$66,183	$73,383	$283	$336	$10		$219,973	$189,069	$208,912	$159,269	$57,051

0.00%	0.00%	1.35%	3.82%	4.85%	(c)	0.00%	0.00%	0.60%	3.38%	4.29%	(c)
0.28%	0.30%	0.47%	0.45%	0.45%	(c)	0.28%	0.48%	0.99%	1.00%	1.00%	(c)
0.00%	0.02%	0.05%	0.09%	0.16%	(c)	0.00%	0.02%	0.05%	0.09%	1.16%	(c)
0.22%	0.20%	—	—	—		0.89%	0.70%	0.17%	0.13%	0.10%	(c)
0.00%	—	—	—	—		0.01%	0.00%	—	—	0.03%	(c)

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares
	Years Ended March 31,				Commencement of Operations November 2, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.007	0.036	0.018
Net realized and unrealized gain (loss) on investments	0.000	—	(0.000)	(0.000)	0.000

Total from investment operations	0.000	0.000	0.007	0.036	0.018

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.007)	(0.036)	(0.018)
Net realized gain on investment	—	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.007)	(0.036)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.02%	0.70%	3.71%	1.77%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$882,200	$867,087	$970,310	$662,379	$193,827
Ratio to average net assets:
Net investment income	0.01%	0.01%	0.66%	3.37%	4.26%	(c)
Expenses (net of fees waived)	0.27%	0.47%	0.99%	1.02%	1.02%	(c)
Management and administration fees waived	0.00%	0.02%	0.05%	0.09%	0.16%	(c)
Shareholder Servicing & Distribution fees waived	0.95%	0.76%	0.21%	0.16%	0.16%	(c)

:	Daily Income Fund Municipal Portfolio

	Institutional Shares
	Years Ended March 31,				Commencement of Operations October 30, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002	0.004	0.019	0.033	0.006
Net realized and unrealized gain (loss) on investments	(0.000)	0.000	0.000	0.000	—

Total from investment operations	0.002	0.004	0.019	0.033	0.006

Less distributions from:
Dividends from net investment income	(0.002)	(0.004)	(0.019)	(0.033)	(0.006)
Net realized gain on investment	(0.000)	(0.000)	—	(0.000)	—

Total distributions	(0.002)	(0.004)	(0.019)	(0.033)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.19%	0.42%	1.96%	3.35%	0.60%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$5,171	$25,344	$4,061	$3,856	$10
Ratio to average net assets:
Net investment income	0.22%	0.27%	1.93%	2.87%	3.44%	(c)
Expenses (net of fees waived) (b)	0.25%	0.25%	0.23%	0.20%	0.20%	(c)
Management and administration fees waived	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
Transfer Agency Account fees waived	—	—	—	—	—
Shareholder Servicing and Distribution fees waived	—	—	—	—	—
Expenses paid indirectly	0.00%	—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares						Short Term Income Shares
For the period April 1, 2009 through December 21, 2009		Years Ended March 31,		Commencement of Operations March 19, 2007 through March 31, 2007		Years Ended March 31,				Commencement of Operations February 20, 2007 through March 31, 2007
		2009	2008			2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.002		0.017	0.030	0.001		0.000	0.001	0.014	0.027	0.003
0.000		0.000	0.000	—		(0.000)	0.000	0.000	0.000	—

0.002		0.017	0.030	0.001		0.000	0.001	0.014	0.027	0.003

(0.002)		(0.017)	(0.030)	(0.001)		(0.000)	(0.001)	(0.014)	(0.027)	(0.003)
(0.000)		—	(0.000)	—		(0.000)	(0.000)	—	(0.000)	—

(0.002)		(0.017)	(0.030)	(0.001)		(0.000)	(0.001)	(0.014)	(0.027)	(0.003)

$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.18%	(a)	1.70%	3.09%	0.12%	(a)	0.00%	0.06%	1.39%	2.78%	0.29%	(a)

$-0-		$249	$110	$10		$50,387	$45,068	$60,907	$93,233	$57,915

0.26%	(c)	1.69%	2.81%	3.25%	(c)	0.00%	0.05%	1.41%	2.74%	2.89%	(c)
0.50%	(c)	0.48%	0.45%	0.42%	(c)	0.44%	0.61%	0.78%	0.76%	0.76%	(c)
0.07%	(c)	0.10%	0.13%	0.16%	(c)	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
—		—	0.01%	—		—	—	—	—	—
0.00%	(c)	0.00%	0.00%	0.00%	(c)	0.54%	0.37%	0.17%	0.17%	0.17%	(c)
—		0.00%	0.00%	—		0.00%	—	0.00%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Municipal Portfolio (Continued)

	Retail Shares
	Years Ended March 31,				Commencement of Operations December 8, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.011	0.025	0.008
Net realized and unrealized gain (loss) on investments	(0.000)	0.000	0.000	0.000	—

Total from investment operations	0.000	0.000	0.011	0.025	0.008

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.011)	(0.025)	(0.008)
Net realized gain on investment	(0.000)	(0.000)	—	(0.000)	—

Total distributions	(0.000)	(0.000)	(0.011)	(0.025)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.04%	1.15%	2.54%	0.84%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$121,734	$152,582	$151,745	$170,909	$41,817
Ratio to average net assets:
Net investment income	0.00%	0.02%	1.13%	2.38%	2.65%	(c)
Expenses (net of fees waived) (b)	0.45%	0.61%	1.02%	1.00%	1.00%	(c)
Management and administration fees waived	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder Servicing and Distribution fees waived	0.74%	0.56%	0.13%	0.13%	0.10%	(c)
Transfer Agency fees waived	—	0.01%	—	—	0.03%	(c)
Expenses paid indirectly	0.00%	—	0.00%	0.00%	—

:	Daily Income Fund RNT Natixis Liquid Prime Portfolio

	Treasurer Shares		Liquidity Shares
	Commencement of Operations December 1, 2010 through March 31, 2011		Commencement of Operations November 30, 2010 through March 31, 2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.000		0.000
Net realized and unrealized gain (loss) on investments	—		—

Total from investment operations	0.000		0.000

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)
Net realized gain on investment	—		—

Total distributions	(0.000)		(0.000)

Net asset value, end of period	$1.00		$1.00

TOTAL RETURN	0.05%	(a)	0.05%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$131,503		$-0-
Ratio to average net assets:
Net investment income	0.15%	(c)	0.14%	(c)
Expenses (net of fees waived and expense reimbursed) (b)	0.06%	(c)	0.08%	(c)
Management and administration fees waived	0.08%	(c)	0.08%	(c)
Shareholder Servicing fees waived	0.03%	(c)	0.06%	(c)
Transfer Agency fees waived	0.02%	(c)	0.01%	(c)
Expenses reimbursed	0.18%	(c)	0.18%	(c)

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Advantage Shares
Years Ended March 31,				Commencement of Operations November 2, 2007 through March 31, 2007
2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00

0.001	0.001	0.011	0.025	0.011
(0.000)	0.000	(0.000)	0.000	—

0.001	0.001	0.011	0.025	0.011

(0.001)	(0.001)	(0.011)	(0.025)	(0.011)
(0.000)	(0.000)	—	(0.000)	—

(0.001)	(0.001)	(0.011)	(0.025)	(0.011)

$1.00	$1.00	$1.00	$1.00	$1.00

0.05%	0.08%	1.12%	2.52%	1.09%	(a)

$182,277	$212,071	$186,442	$221,862	$136,546

0.05%	0.05%	1.12%	2.41%	2.65%	(c)
0.40%	0.57%	1.04%	1.02%	1.02%	(c)
0.05%	0.07%	0.10%	0.13%	0.16%	(c)
0.83%	0.66%	0.16%	0.16%	0.16%	(c)
—	—	—	—	—
0.00%	—	0.00%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Notes to the Financial Statements

1: Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio (each referred to as a “Portfolio”). The investment objective of the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Short Term Income, and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Pinnacle, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Pinnacle shares, the U.S. Government and Municipal Portfolios include the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares. Commencement of operations for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006	Not Offered (“N/O”)
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	N/A	N/O
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A	N/O
Short Term Income shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007	N/O
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006	N/O
Pinnacle shares	July 29, 1999	July 29, 1999	N/O	N/O	N/O
Advantage shares	November 1, 2006	N/O	November 2, 2006	November 2, 2006	N/O
Xpress shares	June 20, 2007	N/O	N/O	N/O	N/O
Treasurer shares	N/O	N/O	N/O	N/O	December 1, 2010
Liquidity shares	N/O	N/O	N/O	N/O	November 30, 2010

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2011, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2011, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Daily Income Fund Notes to the Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount (on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended March 31, 2011, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at March 31, 2011, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Certain Portfolios may purchase interests in loans extended to a Corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays an investment management fee to the Manager at the annual rate of .12% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays an investment management fee to the Manager at the annual rate of .06% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays to the Manager an annual fee of .05% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays to the Manager an annual fee of 0.02% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Short Term Income Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Pinnacle Shares	-0-	-0-
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Treasurer Shares	0.03%	-0-
Liquidity Shares	0.06%	-0-

As of March 31, 2011, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees/Manager	$477,509	$74,410	$125,240	$35,039	$-0-
Administration fees/Manager	178,129	50,000	52,183	-0-	-0-
Shareholder servicing fees/Distributor	70,463	-0-	7,690	28,274	-0-
Transfer agency fees/TA	75,585	13,500	5,391	7,562	822

Total	$801,686	$137,910	$190,504	$70,875	$822

For the year ended March 31, 2011, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees	$-0-	$46,980	$-0-	$46,127	$17,175
Administration fees	-0-	246,714	20,328	176,095	5,725
Shareholder servicing fees – Institutional Service shares	231,350	602,269	148,362	-0-	N/O
Shareholder servicing fees – Investor shares	386,827	510,874	N/A	N/A	N/O
Shareholder servicing fees – Short Term Income shares	645,772	450,910	N/A	43,276	N/O
Shareholder servicing fees – Retail shares	1,724,259	49,934	450,043	130,424	N/O
Shareholder servicing fees – Advantage shares	2,698,043	N/O	1,796,505	172,715	N/O
Shareholder servicing fees – Xpress shares	411,465	N/O	N/O	N/O	N/O
Shareholder servicing fees – Treasurer shares	N/O	N/O	N/O	N/O	6,121
Shareholder servicing fees – Liquidity shares	N/O	N/O	N/O	N/O	5,015
Distribution fees – Investor shares	446,673	408,699	N/A	N/A	N/O
Distribution fees – Short Term Income shares	1,665,603	811,638	N/A	218,190	N/O
Distribution fees – Retail shares	6,329,625	129,830	1,216,340	964,636	N/O
Distribution fees – Advantage shares	11,469,832	N/O	6,609,414	1,540,958	N/O
Distribution fees – Xpress shares	2,077,934	N/O	N/O	N/O	N/O
Transfer agency fees – Institutional shares	17,828	75,507	-0-	-0-	N/O
Transfer agency fees – Institutional Service shares	-0-	33,817	613	-0-	N/O
Transfer agency fees – Investor shares	5,547	90,548	N/A	N/A	N/O
Transfer agency fees – Short Term Income shares	9,138	83,514	N/A	-0-	N/O
Transfer agency fees – Retail shares	24,101	9,484	12,207	-0-	N/O
Transfer agency fees – Pinnacle shares	9,234	4,651	N/O	N/O	N/O
Transfer agency fees – Treasurer shares	N/O	N/O	N/O	N/O	4,081
Transfer agency fees – Liquidity shares	N/O	N/O	N/O	N/O	822

Total	$28,153,231	$3,555,369	$10,253,812	$3,292,421	$38,939

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

For the year ended March 31, 2011, the Manager voluntarily agreed to reimburse the RNT Natixis Liquid Prime Portfolio $51,693 to maintain certain net yields.

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement”). The Fund’s investment manager and distributor have further agreed that they will not modify or terminate these fee waiver arrangements through July 31, 2011, without prior approval of the Fund’s Board of Trustees.

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	0.25%	0.25%	0.25%	0.25%	N/O
Institutional Service shares	0.50%	0.50%	0.50%	0.50%	N/O
Investor shares	0.70%	0.68%	N/A	N/A	N/O
Short Term Income shares	0.99%	0.95%	N/A	0.81%	N/O
Retail shares	1.05%	1.05%	1.05%	1.05%	N/O
Pinnacle shares	0.25%	0.25%	N/O	N/O	N/O
Treasurer shares	N/O	N/O	N/O	N/O	0.15%
Liquidity shares	N/O	N/O	N/O	N/O	0.18%

In light of recent market conditions, the Manager and Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap Arrangement in an effort to maintain certain net yields. In the event that the Manager and/or Distributor waive fees and/or reimburse expenses either as a result of the Expense Cap Arrangement or in an effort to maintain certain net yields, the Fund’s Board of Trustees has agreed that the Manager and Distributor may be reimbursed, on a class by class basis, for such fee reductions and/or expense payments. In carrying out this reimbursement to the Manager and/or Distributor, the annualized expense ratio as of any day in the fiscal year shall not exceed the rates set forth in the Expense Cap Arrangement. The Manager and Distributor may not recover fee reductions and/or expense payments with respect to a class more than 2 years after the end of the fiscal year in which the fee was reduced or expense borne. The Manager and Distributor have determined and the Fund’s Board of Trustees have approved that the fee waivers eligible for reimbursement are those occurring after January 31, 2009. The fee waivers that are eligible for reimbursement are calculated and reported as of each fiscal year end.

The following fees may be reimbursed to the Manager and Distributor at a later date and their right to receive expense reimbursements for these amounts expire on March 31, 2012:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$112,954	$-0-	$129,265
Administration fees	406,367	585,078	234,074	195,586
Shareholder servicing fees – Institutional Service shares	254,392	433,566	55,817	8
Shareholder servicing fees – Investor shares	274,616	428,084	N/A	N/A
Shareholder servicing fees – Short Term Income shares	288,375	372,926	N/A	15,254
Shareholder servicing fees – Retail shares	1,202,456	33,003	242,446	68,457
Distribution fees – Investor shares	441,813	428,806	N/A	N/A
Distribution fees – Short Term Income shares	1,015,662	846,645	N/A	180,124
Distribution fees – Retail shares	6,542,434	98,996	1,188,169	929,743

Total	$10,426,115	$3,340,058	$1,720,506	$1,518,437

For the fiscal year ended March 31, 2011 the following fees waived may be reimbursed to the Manager and Distributor at a later date and their right to receive expense reimbursements for these amounts expire on March 31, 2013:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$46,980	$-0-	$46,127
Administration fees	-0-	246,714	20,328	176,095
Shareholder servicing fees – Institutional Service shares	231,350	602,269	148,362	-0-
Shareholder servicing fees – Investor shares	386,827	510,874	N/A	N/A
Shareholder servicing fees – Short Term Income shares	645,772	450,910	N/A	43,276
Shareholder servicing fees – Retail shares	1,724,259	49,934	450,043	130,424
Distribution fees – Investor shares	446,673	408,699	N/A	N/A
Distribution fees – Short Term Income shares	1,665,603	811,638	N/A	218,190
Distribution fees – Retail shares	6,329,625	129,830	1,216,340	964,636

Total	$11,430,109	$3,257,848	$1,835,073	$1,578,748

For the year ended March 31, 2011, the total annual operating expense of the Money Market Portfolio has fallen to a level below the expense limitation set forth in the Expense Cap Agreement (“expense cap”), the Manager was reimbursed by the Money Market Portfolio $130,000 from

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

the investment management and administrative fees waived in the fiscal year ended March 31, 2009. In carrying out this reimbursement to the Manager, the annualized expense ratio as of any day in the fiscal year did not exceed the expense cap.

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,750 ($3,000 prior to January 1, 2011) for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations of the Municipal Portfolio under the caption “Custodian expenses” are offsets of $11,155.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional, Pinnacle, Treasurer and Liquidity shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the year ended March 31, 2011 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio		RNT Natixis Liquid Prime Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%	Amount		%
Institutional shares	$86,260	0.02%	$17,822	0.00%	$13,452	0.02%	$3,611	0.02%	$	N/O
Institutional Service shares	31,292	0.02%	14,067	0.01%	13,160	0.02%	N/A			N/O
Investor shares	106,041	0.05%	11,628	0.01%	N/A		N/A			N/O
Short Term Income shares	175,870	0.05%	6,629	0.00%	N/A		24,252	0.05%		N/O
Retail shares	462,832	0.05%	505	0.00%	81,352	0.04%	74,165	0.05%		N/O
Pinnacle shares	34,517	0.02%	733	0.00%	N/O		N/O			N/O
Treasurer shares	N/O		N/O		N/O		N/O			0	0.00%
Liquidity shares	N/O		N/O		N/O		N/O			850	0.01%

Total	$896,812		$51,384		$107,964		$102,028			$850

Daily Dollar International, Ltd. (“DDI”), an affiliated fund, invested its excess cash in Daily Income Fund – RNT Natixis Liquid Prime Portfolio. For the period ended March 31, 2011, DDI has invested an average of $122,079,648 and as of March 31, 2011 has an investment of $127,166,300. Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund – Money Market Portfolio – Institutional shares, RNT Natixis Liquid Prime Portfolio – Treasurer shares and RNT Natixis Liquid Prime Portfolio – Liquidity shares. For the period ended March 31, 2011, NGAM has invested an average of $317,497,566, $25,005,336, and $25,004,861, respectively, in such Portfolios and as of March 31, 2011 has an investment of $11,747, $22,557 and $0 in the Money Market Portfolio – Institutional shares, the RNT Natixis Liquid Prime Portfolio – Treasurer shares and the RNT Natixis Liquid Prime Portfolio – Liquidity shares, respectively. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

As of March 31, 2011, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3: Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2011, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Purchases	$8,000,000	$-0-	$-0-	$117,765,000	$-0-
Sales	$19,000,000	-0-	-0-	$105,780,000	-0-
Gains/(losses)	-0-	-0-	-0-	-0-	-0-

Daily Income Fund Notes to the Financial Statements (Continued)

4: Compensating Balance Arrangement and Other Transactions

The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds as a compensating balance in the account so the Bank or the Portfolios can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, are offset against the Portfolio’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses. For the year ended March 31, 2011, expense offsets for the Municipal Portfolio were $11,155.

5: Transactions in Shares of Beneficial Interest

At March 31, 2011, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

MONEY MARKET PORTFOLIO	Year Ended March 31, 2011		Year Ended March 31, 2010
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$4,210,678,396	4,210,678,389	$15,477,650,867	15,477,650,867
Issued on reinvestment of dividends	511,395	511,395	1,317,353	1,317,353
Redeemed	(4,204,365,829)	(4,204,365,829)	(15,552,952,739)	(15,552,952,739)

Net increase (decrease)	$6,823,962	6,823,955	$(73,984,519)	(73,984,519)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,161,189,404	1,161,189,399	$1,591,009,193	1,591,009,193
Issued on reinvestment of dividends	3,803	3,803	268,837	268,837
Redeemed	(1,238,258,033)	(1,238,258,033)	(1,555,522,740)	(1,555,522,740)

Net increase (decrease)	$(77,064,826)	(77,064,831)	$(35,755,290)	(35,755,290)

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$723,843,637	723,843,631	$767,008,642	767,008,642
Issued on reinvestment of dividends	5,541	5,541	284,392	284,392
Redeemed	(748,049,995)	(748,049,995)	(889,052,802)	(889,052,802)

Net increase (decrease)	$(24,200,817)	(24,200,823)	$(121,759,768)	(121,759,768)

Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,046,354,721	1,046,354,710	$1,130,188,615	1,130,188,615
Issued on reinvestment of dividends	8,478	8,478	59,615	59,615
Redeemed	(972,901,954)	(972,901,954)	(1,114,167,431)	(1,114,167,431)

Net increase (decrease)	$73,461,245	73,461,234	$16,080,799	(16,080,799)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$3,385,430,362	3,385,430,335	$4,066,636,714	4,066,636,714
Issued on reinvestment of dividends	24,368	24,368	242,912	242,912
Redeemed	(3,521,881,384)	(3,521,881,384)	(4,400,742,334)	(4,400,742,334)

Net increase (decrease)	$(136,426,654)	(136,426,681)	$(333,862,708)	(333,862,708)

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$279,937,167	279,937,161	$147,501,089	147,501,089
Issued on reinvestment of dividends	238,413	238,413	564,817	564,817
Redeemed	(274,602,210)	(274,602,210)	(150,639,459)	(150,639,459)

Net increase (decrease)	$5,573,370	5,573,364	$(2,573,553)	(2,573,553)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,476,847,206	2,476,847,159	$1,988,415,000	1,988,415,000
Issued on reinvestment of dividends	762,554	762,554	922,911	922,911
Redeemed	(2,502,458,160)	(2,502,458,160)	(2,119,819,283)	(2,119,819,283)

Net increase (decrease)	$(24,848,400)	(24,848,447)	$(130,481,372)	(130,481,372)

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Year Ended March 31, 2011		Year Ended March 31, 2010
Xpress Shares	Net Assets	Shares	Net Assets	Shares
Sold	$511,922,657	511,922,649	$421,977,499	421,977,499
Issued on reinvestment of dividends	56,329	56,329	57,252	57,252
Redeemed	(517,401,298)	(517,401,298)	(411,045,005)	(444,045,005)

Net increase (decrease)	$(5,422,312)	(5,422,320)	$10,989,746	10,989,746

U.S. TREASURY PORTFOLIO	Year Ended March 31, 2011		Year Ended March 31, 2010
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$5,680,142,765	5,680,142,765	$6,290,774,339	6,290,774,339
Issued on reinvestment of dividends	19,147	19,147	459,947	459,947
Redeemed	(5,706,694,522)	(5,706,694,522)	(6,318,516,479)	(6,318,516,479)

Net increase (decrease)	$(26,532,610)	(26,532,610)	$(27,282,193)	(27,282,193)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,471,359,293	1,471,359,293	$1,273,103,964	1,273,103,964
Issued on reinvestment of dividends	7,205	7,205	13,201	13,201
Redeemed	(1,499,341,309)	(1,499,341,309)	(1,254,462,506)	(1,254,462,506)

Net increase (decrease)	$(27,974,811)	(27,974,811)	$18,654,659)	18,654,659

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$742,034,970	742,034,970	$820,734,835	820,734,835
Issued on reinvestment of dividends	6,446	6,446	5,141	5,141
Redeemed	(760,923,628)	(760,923,628)	(835,018,046)	(835,018,046)

Net increase (decrease)	$(18,882,212)	(18,882,212)	$(14,278,070)	(14,278,070)

Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$444,901,369	444,901,369	$505,459,722	505,459,722
Issued on reinvestment of dividends	5,152	5,152	4,355	4,355
Redeemed	(493,019,636)	(493,019,636)	(501,755,871)	(501,755,871)

Net increase (decrease)	$(48,113,115)	(48,113,115)	$3,708,206	3,708,206

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$212,957,039	212,957,039	$158,652,986	158,652,986
Issued on reinvestment of dividends	572	572	345	345
Redeemed	(221,300,573)	(221,300,573)	(145,814,394)	(145,814,394)

Net increase (decrease)	$(8,342,962)	(8,342,962)	$12,838,937	12,838,937

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$34,405,744	34,405,744	$53,546,134	53,546,134
Issued on reinvestment of dividends	1,350	1,350	44,877	44,877
Redeemed	(62,067,206)	(62,067,206)	(84,888,142)	(84,888,142)

Net increase (decrease)	$(27,660,112)	(27,660,112)	$(31,297,131)	(31,297,131)

U.S. GOVERNMENT PORTFOLIO	Year Ended March 31, 2011		Year Ended March 31, 2010
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$258,910,500	258,910,500	$190,994,628	$190,994,628
Issued on reinvestment of dividends	20,331	20,331	106,687	106,687
Redeemed	(317,223,876)	(317,223,876)	(100,586,437)	(100,586,437)

Net increase (decrease)	$(58,293,045)	$(58,293,045)	$90,514,878	$90,514,878

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. GOVERNMENT PORTFOLIO	Year Ended March 31, 2011		Year Ended March 31, 2010
Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$18,561,433	18,561,433	$4,124,700	4,124,700
Issued on reinvestment of dividends	1,790	1,790	1,411	1,411
Redeemed	(25,764,339)	(25,764,339)	(8,955,652)	(8,955,652)
Shares issued in connection with acquisition of Sentinel Government Fund	-0-	-0-	77,936,369	77,936,369

Net increase (decrease)	$(7,201,116)	(7,201,116)	$73,106,828	73,106,828

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,386,866,966	2,386,866,966	$1,838,284,665	1,838,284,665
Issued on reinvestment of dividends	5,160	5,160	12,793	12,793
Redeemed	(2,355,964,992)	(2,355,964,992)	(1,858,135,921)	(1,858,135,921)

Net increase (decrease)	$30,907,134	30,907,134	$(19,838,463)	(19,838,463)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,226,229,754	1,226,229,754	$1,033,868,500	1,033,868,500
Issued on reinvestment of dividends	93,344	93,344	183,345	183,345
Redeemed	(1,211,212,703)	(1,211,212,703)	(1,137,252,873)	(1,137,252,873)

Net increase (decreases)	$15,110,395	15,110,395	$(103,201,028)	(103,201,028)

MUNICIPAL PORTFOLIO	Year Ended March 31, 2011		Year Ended March 31, 2010
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$30,382,254	30,382,254	$21,884,352	21,884,352
Issued on reinvestment of dividends	10,156	10,156	24,808	24,808
Redeemed	(50,575,186)	(50,575,186)	(615,024)	(615,024)

Net increase (decrease)	$(20,182,776)	(20,182,776)	$21,294,136	21,294,136

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$-0-	-0-	$165,338	165,338
Issued on reinvestment of dividends	-0-	-0-	605	605
Redeemed	-0-	-0-	(414,509)	(414,509)

Net increase (decrease)	$-0-	-0-	$(248,566)	(248,566)

Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$340,032,077	340,032,077	$294,797,221	294,797,221
Issued on reinvestment of dividends	1,266	1,266	43,884	43,884
Redeemed	(334,705,795)	(334,705,795)	(310,676,935)	(310,676,935)

Net increase (decrease)	$5,327,548	5,327,548	$(15,835,830)	(15,835,830)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$719,668,699	719,668,699	$809,231,339	809,231,339
Issued on reinvestment of dividends	4,053	4,053	77,017	77,017
Redeemed	(750,521,976)	(750,521,976)	(808,442,380)	(808,442,380)

Net increase (decrease)	$(30,849,224)	(30,849,224)	$865,976	865,976

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$548,953,705	548,953,705	$372,083,485	372,083,485
Issued on reinvestment of dividends	103,688	103,688	170,771	170,771
Redeemed	(578,846,090)	(578,846,090)	(346,576,916)	(346,576,916)

Net increase (decrease)	$(29,788,697)	(29,788,697)	$25,677,340	25,677,340

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

RNT NATIXIS LIQUID PRIME PORTFOLIO	Commencement of Operations December 1, 2010 through March 31, 2011		Year Ended March 31, 2010
Treasurer	Net Assets	Shares	Net Assets	Shares
Sold	$156,481,019	156,481,019	$-0-	-0-
Issued on reinvestment of dividends	11,235	11,235	$-0-	-0-
Redeemed	(24,989,625)	(24,989,625)	$-0-	-0-

Net increase (decrease)	$131,502,629	131,502,629	$-0-	-0-

	Commencement of Operations November 30, 2010 through March 31, 2011		Year Ended March 31, 2010
Liquidity	Net Assets	Shares	Net Assets	Shares
Sold	$50,000,001	50,000,001	$-0-	-0-
Issued on reinvestment of dividends	11,753	11,753	$-0-	-0-
Redeemed	(50,011,754)	(50,011,754)	$-0-	-0-

Net increase (decrease)	$-0-	-0-	$-0-	-0-

6: Acquisition of Sentinel Government Money Market Fund

On November 16, 2009, U.S. Government Portfolio acquired all of the net assets of Sentinel Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of Sentinel Government Money Market Fund on August 21, 2009. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 77,936,369 shares of U.S. Government Portfolio, valued at $77,936,369, for 77,936,369 shares of sentinel Government Money Market Fund outstanding on November 16, 2009. The Investment portfolio of Sentinel Government Money Market Fund, with an amortized cost of $62,278,481, which approximates the market value at November 16, 2009, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from Sentinel Government Money Market Fund was carried forward to align ongoing reporting of U.S. Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,364,205,690.

7: Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2011 and 2010 were as follows:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio		RNT Natixis Liquid Prime Portfolio
	2011	2010	2011	2010	2011	2010	2011	2010	2011
Ordinary Income	$1,661,484	$3,496,368	$47,019	$466,529	$121,622	$352,014	$-0-	$16,079	$42,454
Tax-Exempt Income	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$147,131	$268,910	$-0-
Long-term capital gain	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$1,374	$-0-	$-0-

At March 31, 2011, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

	Capital Loss Utilized	Capital Loss Remaining	Expiration of Carryforwards
Money Market Portfolio	$112,996	$1,691,734	2017
U.S. Treasury Portfolio	-0-	-0-	N/A
U.S. Government Portfolio	7,066	5,668	2014	*
		203	2015	*
		54,070	2016
		12,623	2017

Total U.S. Government Portfolio		$72,564
Municipal Portfolio	-0-	$1,343	2019
RNT Natixis Liquid Prime Portfolio	-0-	-0-	N/A

*	Subject to limitation under IRC 382/383

At March 31, 2011, there were distributable earnings of $32,976, $7,818, $8,949, $4,111 and $10,283 for the Money Market, U.S. Treasury, U.S. Government, Municipal, and RNT Natixis Liquid Prime Portfolios, respectively.

Daily Income Fund Notes to the Financial Statements (Continued)

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of March 31, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$3,874,582,184	$-0-

Total	$-0-	$3,874,582,184	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of March 31, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$822,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$229,497,209	$-0-

Total	$-0-	$1,051,497,209	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of March 31, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$544,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$656,079,080	$-0-

Total	$-0-	$1,200,079,080	$-0-

Daily Income Fund Notes to the Financial Statements (Continued)

8: Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of March 31, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$362,955,803	$-0-

Total	$-0-	$362,955,803	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – RNT Natixis Liquid Prime Portfolio’s investments as of March 31, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$59,400,000	$-0-
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$71,999,675	$-0-

Total	$-0-	$131,399,675	$-0-

For the year ended March 31, 2011, there was no Level 1 or 3 investments.

Daily Income Fund Report of Independent Registered Public Accounting Firm

To The Board of Trustees and Shareholders of

Daily Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio (individual portfolios constituting Daily Income Fund, hereafter referred to as the “Fund”) at March 31, 2011, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

May 23, 2011

Daily Income Fund Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Qualified Interest Income

For the fiscal year ended March 31, 2011 the Funds’ designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

Qualified Interest Income
Daily Income Fund – Money Market Portfolio	73%
Daily Income Fund – U.S. Treasury Portfolio	100%
Daily Income Fund – U.S. Government Portfolio	100%
Daily Income Fund – RNT Natixis Liquid Prime Portfolio	94%

:	Long Term Capital Gain/Short Term Capital Gain/Tax Exempt Income Distribution

On May 27, 2010, Daily Income Fund – U.S. Treasury Portfolio distributed $0.000004415 per share and on March 30, 2011 the portfolio distributed $0.000007608 per share. For the fiscal year ended March 31, 2011, the Daily Income Fund – U.S. Treasury Portfolio paid short term capital gain distributions in the amount of $13,097.

On May 27, 2010, Daily Income Fund – Municipal Portfolio distributed a long-term capital gain distribution of approximately $0.000003208 per share. For the fiscal year ended March 31, 2011, the Daily Income Fund – Municipal Portfolio paid tax-exempt distributions in the amount of $147,131.

Daily Income Fund Board Approval of Investment Management Contract (Unaudited)

On March 10, 2011, the Board of Trustees approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contract, the Board of Trustees (the “Trustees”) of the Daily Income Fund (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund’s portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.

2)	The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund’s Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (each, a “Portfolio” and together, the “Portfolios”), on an absolute basis and on a gross basis, as compared to their iMoney Net Money Fund peer groups for the one-month and one-year, three-year, five-year and ten-year periods ended December 31, 2010 for the Money Market Portfolio and U.S. Treasury Portfolio and for the one-month and one-year and three-year periods ended December 31, 2010 for the U.S. Government Portfolio and Municipal Portfolio. The Trustees and their independent counsel reviewed the factors and methodology used by the Manager in the selection of each Portfolio’s peer group. The peer group categories included: funds with an investment policy similar to that of the Money Market Portfolio as characterized by iMoney Net Funds with net assets of $375M to $460M; funds with an investment policy similar to that of the U.S. Treasury Portfolio as characterized by iMoney Net Funds with net assets of $400M to $600M; funds with an investment policy similar to that of the U.S. Government Portfolio as characterized by iMoney Net Funds with net assets of $150M to $190M; and funds with an investment policy similar to that of the Municipal Portfolio as characterized by iMoney Net Funds with net assets of $125M to $200M. These peer groups are referred to collectively as the “Peer Groups.” The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios. The Trustees used each Portfolio’s performance against their respective Peer Groups to provide objective comparative benchmarks against which they could assess each Portfolio’s performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund’s shareholders the performance that was available in the marketplace given each Portfolio’s investment objectives, strategies, limitations and restrictions. In reviewing each Portfolio’s performance, the Trustees noted that overall the gross performance of the Portfolios against their Peer Groups was satisfactory. In particular, the Trustees noted that (i) the Money Market Portfolio’s performance was above its Peer Group median for the one-month period and below its Peer Group median for the one-year, three-year, five-year and ten-year periods; (ii) the U.S. Treasury Portfolio’s performance was at its Peer Group median for the five-year period and below its Peer Group median for the one-month, one-year, three-year and ten-year periods; (iii) the U.S. Government Portfolio’s performance was above its Peer Group median for the three-year period and below its Peer Group median for the one-month and one-year periods; and (iv) the Municipal Portfolio’s performance was above its Peer Group median for the one-month period and below the Peer Group median for the one-year and three-year periods. The Trustees discussed performance with the Manager and the importance of the Manager’s long standing philosophy of managing the Fund’s Portfolios with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date. The Trustees also considered the Manager’s entrepreneurial commitment to the management of the Fund’s Portfolios and the creation of a broad-based family of funds, which could entail a substantial commitment of the Manager’s resources to the successful operation of the Fund and its Portfolios.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees’ consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Portfolios against the advisory fees charged to the funds in their respective Peer Groups and

Daily Income Fund Board Approval of Investment Management Contract (Unaudited) (Continued)

each Portfolio’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Peer Groups (noting that the Peer Groups for expense comparison purposes are the same as the Peer Groups for performance comparison purposes). The Trustees also considered comparative total fund expenses of each of the Portfolios and their respective Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the respective Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio’s management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that the level of each Portfolio’s management fee was reasonable in light of these factors.

The Trustees considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2010. The Trustees also considered the Manager’s commitment to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager’s profitability reports, the Trustees and the Manager discussed the Manager’s associated costs and the impact of such costs on the Manager’s net profitability. The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees’ consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the respective Peer Groups data to assess whether the respective Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event of significant asset growth in the future, the Trustees determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager’s affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers. The Trustees also acknowledged the importance of the Fund’s transfer agency arrangements with Reich & Tang Services, Inc., an affiliate of the Manager, in the context of the overall compensation paid to the affiliate and the quality of the services provided.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund’s management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Trustees were also assisted by the advice of independent counsel in making this determination.

Daily Income Fund Trustees and Officers Information (Unaudited)

:	Trustees and Officers Information

March 31, 20111

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and Invesco Funds.	Director/Trustee of six portfolios	Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation, and Invesco Funds.
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994.	Director/Trustee of six portfolios	Director of Invesco Funds.
Edward A. Kuczmarski, 1949	Trustee	Since 2006	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of seven portfolios	Trustee of the Empire Builder Tax Free Bond Fund and Director of ISI Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters.	Director/Trustee of six portfolios	Director and Chairman of Governance Committee of MTM Technologies, Inc.
Dr. W. Giles Mellon, 1931	Trustee	Since 1987	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966.	Director/Trustee of six portfolios	None
Robert Straniere, Esq., 1941	Trustee	Since 1987	Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005. President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor-Davidoff law firm, 2006 to 2007. Administrative Law Judge, 2009.	Director/Trustee of six portfolios	Director of RBB Funds
Dr. Yung Wong, 1938	Trustee	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of six portfolios	Director of KOAH, Inc. and Director of the Senior Network.

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers:
Steven W. Duff, 1953	Trustee[4] President and Trustee	Since 1994 1994 to 2007	Executive Vice President, Chief Investment Officer and Member of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor. Mr. Duff has been associated with RTAM, LLC since 1994. Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex and serves as a Director of Reich & Tang Distributors, Inc. Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.	Director/Trustee of seven portfolios	None
Michael P. Lydon, 1963	President and Trustee[4] Vice President	Since 2007 2005 to 2007	President, Chief Executive Officer and Member of RTAM, LLC. Associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex, President of New York Daily Tax Free Income Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. Mr. Lydon serves as Chief Executive Officer and member of Reich & Tang Deposit Solutions, LLC, Executive Vice President and Director of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director of Reich & Tang Services, Inc., and President, Chief Executive Officer and Member of Stable Custody Group LLC and Stable Custody Group II LLC. Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.	Director/Trustee of six portfolios	None

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC. From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management. From March 2002 to February 2007. Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.	N/A	N/A
Esther Cheung 1980	Vice President and Assistant Treasurer	Since 2010	Head of Fund Accounting for RTAM, LLC. Ms. Cheung is also Vice President/Assistant Treasurer of one other fund and is Treasurer and Assistant Secretary of two other funds in the Reich & Tang Complex. Ms. Cheung has been associated with RTAM, LLC since June 2010. From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG, LLP.	N/A	N/A
Richard De Sanctis, 1956	Vice President Treasurer and Assistant Secretary	Since 2005 1992 to 2004	Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of three other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, and Executive Vice President, Chief Operating Officer and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc.	N/A	N/A

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of three other funds in the Reich & Tang Complex. Mr. Gill also serves as Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., and Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been Associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Treasurer and Assistant Secretary of one other fund and Vice President of two funds in the Reich & Tang Fund Complex. Mr. Jerkovich is the Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., Senior Vice President, Chief Financial Officer, Treasurer and Director of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Christine Manna, 1970	Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of three other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc., Reich & Tang Distributors, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of three other funds in the Reich & Tang Fund Complex.	N/A	N/A

[1]

The Statement of Additional Information includes additional information about Daily Income Fund (the “Fund”) trustees/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

[2]	The address for each of the above trustees /officers of the Fund is Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018.
[3]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

[4]	Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund’s investment advisor.

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Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

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This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

DIF 3/11

Item 2:  Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on January 14, 2010 to reflect a change in the Funds covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:  Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:  Principal Accountant Fees and Services

		FYE 03/31/2011	FYE 03/31/2010

4(a)	Audit Fees	$162,000	$162,000
4(b)	Audit Related Fees	$ 0	$ 0
4(c)	Tax Fees	$ 18,200	$ 18,200
4(d)	All Other Fees	$ 0	$ 0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $18,200 and $60,000, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2011. $18,200 and $60,500, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2010.

Tax fees for the fiscal year-end March 31, 2011, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end March 31, 2010, includes fees billed for the preparation and review of tax returns.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:  Audit Committee of Listed Registrants

Not applicable.

Item 6:  Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies

Not applicable.

Item 8:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: June 1, 2011

By (Signature and Title)*	/s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: June 1, 2011

* Print the name and title of each signing officer under his or her signature.